                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             Post-Effective Amendment No. 27 (File No. 33-4174)              [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 29 (File No. 811-3500)                     [X]

                        (Check appropriate box or boxes)

                        RiverSource of New York Account 4
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
                               (Name of Depositor)

      20 Madison Avenue Extension, Albany, NY                     12203
(Address of Depositor's Principal Executive Offices)           (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 678-4177

    Dixie Carroll, 50607 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on May 1, 2009 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

PART A

PROSPECTUS


MAY 1, 2009


RIVERSOURCE

FLEXIBLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251
            ameriprise.com/variableannuities
            RIVERSOURCE OF NEW YORK ACCOUNT 4

NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

- AllianceBernstein Variable Products Series Fund Inc.

- RiverSource Variable Series Trust (RVST)

- Wells Fargo Variable Funds

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.


                                   RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  1

TABLE OF CONTENTS


KEY TERMS..............................................    3
THE CONTRACT IN BRIEF..................................    5
EXPENSE SUMMARY........................................    6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)............    9
FINANCIAL STATEMENTS...................................   10
THE VARIABLE ACCOUNT AND THE FUNDS.....................   10
THE FIXED ACCOUNT......................................   14
BUYING YOUR CONTRACT...................................   14
CHARGES................................................   15
VALUING YOUR INVESTMENT................................   17
MAKING THE MOST OF YOUR CONTRACT.......................   18
SURRENDERS.............................................   21
TSA -- SPECIAL PROVISIONS..............................   22
CHANGING OWNERSHIP.....................................   23
BENEFITS IN CASE OF DEATH..............................   23
THE ANNUITY PAYOUT PERIOD..............................   24
TAXES..................................................   25
VOTING RIGHTS..........................................   28
ABOUT THE SERVICE PROVIDERS............................   29
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION..................   31






 2  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.


ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 3.5% but you may request we substitute an assumed investment rate of 5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our home office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

- Plans under Section 457 of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.


                                   RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  3

RIVERSOURCE LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


 4  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of your purchase payments.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and The Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. (See "The Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. (See "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (See "Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (See "Surrenders")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (See "Benefits in Case of Death")

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (See "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (See "Taxes")


                                   RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE
(Contingent deferred sales load as a percentage of new purchase payments surrendered)


             YEARS FROM PURCHASE PAYMENT RECEIPT                                 SURRENDER CHARGE PERCENTAGE
                              1                                                               7%

                              2                                                               7

                              3                                                               7

                              4                                                               7

                              5                                                               7

                              6                                                               7

                             Thereafter                                                       0



SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% since the assumed investment rate is 3.5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                                    $24




ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)



MORTALITY AND EXPENSE RISK FEE                                                      1%




 6  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM
Total expenses before fee waivers and/or expense
reimbursements                                                 0.62%                1.26%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more by allocating your contract values to the subaccounts investing in funds that have adopted 12b-1 plans than under other contracts that may have subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)





                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AllianceBernstein VPS Growth and Income               0.55%      0.25%    0.07%           --%          0.87%
Portfolio (Class B)

RVST RiverSource Variable Portfolio - Balanced        0.42       0.13     0.16            --           0.71
Fund

RVST RiverSource Variable Portfolio - Cash            0.32       0.13     0.17            --           0.62
Management Fund

RVST RiverSource Variable                             0.44       0.13     0.15            --           0.72
Portfolio - Diversified Bond Fund

RVST RiverSource Variable                             0.59       0.13     0.14            --           0.86
Portfolio - Diversified Equity Income Fund

RVST RiverSource Variable Portfolio - Dynamic         0.44       0.13     0.15          0.02           0.74
Equity Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Equity Fund)

RVST RiverSource Variable Portfolio - Global          0.66       0.13     0.18            --           0.97(1)
Bond Fund

RVST RiverSource Variable Portfolio - High Yield      0.59       0.13     0.17            --           0.89
Bond Fund

RVST RiverSource Variable Portfolio - Mid Cap         0.58       0.13     0.17            --           0.88(1)
Growth Fund

RVST Seligman Variable Portfolio - Growth Fund        0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable
Portfolio - Growth Fund)

RVST Threadneedle Variable                            0.82       0.13     0.20            --           1.15
Portfolio - International Opportunity Fund

Wells Fargo Advantage VT Small Cap Growth Fund        0.75       0.25     0.26            --           1.26(2)




   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.96% for RVST RiverSource Variable Portfolio - Global Bond Fund and 1.00% for RVST RiverSource Variable Portfolio - Mid Cap Growth Fund.


 (2) The adviser has contractually agreed through April 30, 2010 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees. After fee waivers and expense reimbursements, net expenses would be 1.20%.



                                   RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  7

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on this assumption your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

                      $941       $1,443      $1,971      $2,715           $241        $743       $1,271      $2,715



MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on this assumption your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

                      $876       $1,245      $1,638      $2,038           $176        $545        $938       $2,038




* In these examples, the $24 contract administrative charge is approximated as a .095% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.



 8  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,      2008       2007       2006       2005       2004       2003       2002       2001       2000        1999
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/01/2001)
Accumulation unit
  value at beginning
  of period              $1.28      $1.23      $1.06      $1.02      $0.93      $0.71      $0.92      $1.00         --          --
Accumulation unit
  value at end of
  period                 $0.75      $1.28      $1.23      $1.06      $1.02      $0.93      $0.71      $0.92         --          --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               5,186      5,851      7,659      9,988      9,502      8,171      7,308      4,394         --          --

------------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (04/30/1986)
Accumulation unit
  value at beginning
  of period              $5.12      $5.09      $4.49      $4.37      $4.02      $3.38      $3.92      $4.43      $4.58       $4.03
Accumulation unit
  value at end of
  period                 $3.56      $5.12      $5.09      $4.49      $4.37      $4.02      $3.38      $3.92      $4.43       $4.58
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               9,311     12,158     15,354     20,048     24,789     29,626     34,687     44,073     50,700      59,965
------------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (10/25/1982)
Accumulation unit
  value at beginning
  of period              $2.74      $2.64      $2.55      $2.51      $2.51      $2.53      $2.52      $2.46      $2.34       $2.26
Accumulation unit
  value at end of
  period                 $2.77      $2.74      $2.64      $2.55      $2.51      $2.51      $2.53      $2.52      $2.46       $2.34
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               1,962      1,893      2,181      1,711      2,413      3,253      5,438      6,508      4,607       5,999
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were (0.15%)
  and (0.15%), respectively.
------------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/25/1982)
Accumulation unit
  value at beginning
  of period              $5.50      $5.28      $5.11      $5.05      $4.88      $4.72      $4.52      $4.24      $4.06       $4.03
Accumulation unit
  value at end of
  period                 $5.10      $5.50      $5.28      $5.11      $5.05      $4.88      $4.72      $4.52      $4.24       $4.06
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               3,436      3,938      4,820      6,279      7,630      9,811     12,733     13,011     13,342      16,987
------------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/01/2001)
Accumulation unit
  value at beginning
  of period              $1.78      $1.66      $1.40      $1.25      $1.06      $0.76      $0.95      $1.00         --          --
Accumulation unit
  value at end of
  period                 $1.05      $1.78      $1.66      $1.40      $1.25      $1.06      $0.76      $0.95         --          --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              11,092     14,062     18,101     20,256     15,614     10,316      9,189      4,963         --          --
------------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (10/25/1982)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit
  value at beginning
  of period              $7.21      $7.07      $6.20      $5.90      $5.62      $4.40      $5.69      $7.02      $8.60       $7.02
Accumulation unit
  value at end of
  period                 $4.13      $7.21      $7.07      $6.20      $5.90      $5.62      $4.40      $5.69      $7.02       $8.60
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               7,729     10,038     13,116     10,770     13,632     15,977     18,385     24,285     28,855      33,850
------------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (05/01/1996)
Accumulation unit
  value at beginning
  of period              $1.68      $1.58      $1.49      $1.59      $1.46      $1.30      $1.14      $1.14      $1.12       $1.18
Accumulation unit
  value at end of
  period                 $1.66      $1.68      $1.58      $1.49      $1.59      $1.46      $1.30      $1.14      $1.14       $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               2,010      2,009      2,403      3,649      3,576      3,982      4,993      4,016      4,548       5,735
------------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (05/01/1996)
Accumulation unit
  value at beginning
  of period              $1.58      $1.57      $1.43      $1.39      $1.26      $1.01      $1.10      $1.05      $1.17       $1.12
Accumulation unit
  value at end of
  period                 $1.17      $1.58      $1.57      $1.43      $1.39      $1.26      $1.01      $1.10      $1.05       $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               3,177      4,638      6,059      8,511     10,286     11,318     11,031     13,221     14,688      17,003
------------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/01/2001)
Accumulation unit
  value at beginning
  of period              $1.34      $1.19      $1.20      $1.10      $1.02      $0.84      $0.99      $1.00         --          --
Accumulation unit
  value at end of
  period                 $0.73      $1.34      $1.19      $1.20      $1.10      $1.02      $0.84      $0.99         --          --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              15,369     19,473     25,789      7,555      7,975      7,166      5,143      1,646         --          --
------------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (06/01/2001)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit
  value at beginning
  of period              $0.91      $0.90      $0.81      $0.76      $0.71      $0.59      $0.80      $1.00         --          --
Accumulation unit
  value at end of
  period                 $0.50      $0.91      $0.90      $0.81      $0.76      $0.71      $0.59      $0.80         --          --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               3,177      4,521      5,429      5,496      2,023      1,844        823         95         --          --
------------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (01/13/1992)
Accumulation unit
  value at beginning
  of period              $2.43      $2.18      $1.77      $1.57      $1.35      $1.07      $1.32      $1.87      $2.51       $1.74
Accumulation unit
  value at end of
  period                 $1.44      $2.43      $2.18      $1.77      $1.57      $1.35      $1.07      $1.32      $1.87       $2.51
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              11,785     15,386     19,590     23,591     26,380     28,525     33,577     44,105     53,666      59,132
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/01/2001)
Accumulation unit
  value at beginning
  of period              $1.31      $1.17      $0.96      $0.91      $0.81      $0.57      $0.94      $1.00         --          --
Accumulation unit
  value at end of
  period                 $0.76      $1.31      $1.17      $0.96      $0.91      $0.81      $0.57      $0.94         --          --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               3,168      4,444      6,329      8,033      7,848      6,807      4,352      1,279         --          --
------------------------------------------------------------------------------------------------------------------------------------





                                   RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  9

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. Each subaccount's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


 10  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including, but not limited to, expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating sales representatives who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.


                                  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  11

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


 12  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS.



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES              INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.             AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return through  RiverSource
Variable           a combination of capital growth and current    Investments, LLC
Portfolio - Bala-  income.
nced Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent with   RiverSource
Variable           liquidity and stability of principal.          Investments, LLC
Portfolio - Cash
Management Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while       RiverSource
Variable           attempting to conserve the value of the        Investments, LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as a   RiverSource
Variable           secondary goal, steady growth of capital.      Investments, LLC
Portfolio - Dive-
rsified Equity
Income Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                    RiverSource
Variable                                                          Investments, LLC
Portfolio - Dyna-
mic Equity Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Equity Fund)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total     RiverSource
Variable           return through income and growth of capital.   Investments, LLC
Portfolio - Glob-
al Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital        RiverSource
Variable           growth as a secondary objective.               Investments, LLC
Portfolio - High
Yield Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                       RiverSource
Variable                                                          Investments, LLC
Portfolio - Mid
Cap Growth Fund
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.                RiverSource
Variable                                                          Investments, LLC
Portfolio - Grow-
th Fund
(previously RVST
RiverSource
Variable
Portfolio - Grow-
th Fund)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                    RiverSource
Variable                                                          Investments, LLC,
Portfolio - In-                                                   adviser; Threadneedle
ternational                                                       International Limited,
Opportunity Fund                                                  an indirect wholly-
                                                                  owned subsidiary of
                                                                  Ameriprise Financial,
                                                                  sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of    Wells Fargo Funds
Advantage VT       capital appreciation and current income.       Management, LLC,
Small Cap Growth                                                  adviser; Wells Capital
Fund                                                              Management
                                                                  Incorporated, sub-
                                                                  adviser.
----------------------------------------------------------------------------------------





                                  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  13

THE FIXED ACCOUNT


You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investment of the general account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for our new and existing annuities, product design, competition, and our revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE RETIREMENT DATE
Annuity payouts are scheduled to begin on the retirement date. When we processed your application, we established the retirement date to the maximum age or date described below or you selected a date within the maximum limits. You can change the date, provided you send us written instructions at least 30 days before annuity payouts begin. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or before the tenth contract anniversary, if purchased after age 75, or a date that has otherwise been agreed to by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, or at a later date as agreed to by us.

BENEFICIARY
If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


 14  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
If paying by installments under a scheduled payment plan:
  $23.08 biweekly

  $50 per month

If paying by any other method:
  $50

(1) If you do not make any purchase payments for 36 months and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)
  $50,000
(2) These annual limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax- deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

LIMITATIONS ON THE USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $6 from the contract value at the end of each contract quarter (each three-month period measured from the effective date of your contract). This equates to an annual charge of $24. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. If you surrender your contract, we will deduct the quarterly charge at the time of surrender. We cannot increase the quarterly contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to your subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of the subaccounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


                                  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  15

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
A surrender charge of 7% applies on each purchase payment you make. We may deduct this surrender charge if you request a surrender within six years of making that purchase payment. We calculate the surrender charge by drawing from your total contract value in the following order:

- First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

  NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or fixed account.

- Next, if necessary, we surrender amounts representing purchase payments six contract years old or more and not previously surrendered. We do not assess a surrender charge on this amount.

- Finally, if necessary, we surrender amounts representing purchase payments up to six contract years old and not previously surrendered on a first-in, first-out (FIFO) basis. A surrender charge of 7% applies to any amount surrendered from these new purchase payments.

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE
Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually deducted from your contract is $1,075.27. We determine this amount as follows:

     AMOUNT REQUESTED                        $1,000
  ------------------------         OR        ------    =    $1,075.27
  1.00 - WITHDRAWAL CHARGE                     .93


By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% since the assumed investment rate is 3.5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGE
We do not assess surrender charges for:

- amounts surrendered after the later of the annuitant attaining age 65 or the tenth contract anniversary;

- contracts settled using an annuity payout plan, unless Annuity Payout Plan E is later surrendered; and

- death benefits.

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.


 16  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated portion of the contract administrative charge.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge or a surrender charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges; and/or

- deduction of a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.


                                  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  17

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number of dollars                            AMOUNT     ACCUMULATION     OF UNITS
each month ...                                           MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                          Jan       $100           $20           5.00
                                                          Feb        100            18           5.56
you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67
per unit market price is low ...                          May        100            16           6.25
                                                          Jun        100            18           5.56
                                                          Jul        100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high ...                                  Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING AMONG ACCOUNTS
You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).


- If we receive your request in good order within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.



 18  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS

- If we receive your request in good order on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.


- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for the purposes of an asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted in writing only by first-class U.S. mail;

- not accepting telephone or electronic transfer requests;

- not accepting transfer requests of an agent acting under power of attorney; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market

                                  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  19
timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard periodic rebalancing for the purposes of any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that the underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


 20  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS

 2 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 3 BY TELEPHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:3 0 p.m. (Friday). All Eastern Times.
(800) 541-2251 (TOLL FREE)
(518) 869-8613

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire contract balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges and surrender charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").



                                  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  21

Any partial surrenders you take under your contract will reduce your contract value. As a result, the value of your death benefit will also be reduced. In addition, surrenders you are required to take satisfy RMDs under the Code may reduce the value of certain death benefits (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to the total contract value, unless requested otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank for surrender payments we send by wire For instructions, please contact your sales representative.


Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities.



Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.


The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you. The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death; or


 22  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS

  - effective Jan. 1, 2009, the distribution is due to plan termination; or

  - effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

- contract value;

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

- purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

- contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


                                  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  23

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the

 24 RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be 5.05% (see
  "Charges -- Surrender charge under Annuity Payout Plan E"). You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal (see "Taxes").

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you have allocated to the fixed account will provide fixed dollar payouts and contract values that you have allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

Generally, unlike surrenders, the taxation of annuity payouts are subject to exclusion ratios, i.e. only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the

                                  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  25
remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, we may deduct federal, and in some cases state, withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payment plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost, 2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the date of the


 26 RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required surrenders called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits to increase. RMDs may reduce the value of certain death benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;


                                  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  27

In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.


 28  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes is equal to:

- the reserve held in each account for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.50% of purchase payments on the contract as well as service/trail commissions of up to 0.175% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:


- revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see "Expense Summary");


- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


                                  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  29

LEGAL PROCEEDINGS
RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.


RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



 30  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2008...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Financial Statements





                                  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  31

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                                  RIVERSOURCE FLEXIBLE ANNUITY -- PROSPECTUS  35

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Ave. Extension
Albany, NY 12203

1 (800) 541-2251



RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
                         annuity products are issued by


RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial Services, Inc.


Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.



       2008-2009 RiverSource Life Insurance Company. All rights reserved.


S-6175 AA (5/09)

PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR

                         RIVERSOURCE(R) FLEXIBLE ANNUITY

                        RIVERSOURCE OF NEW YORK ACCOUNT 4
        (previously IDS Life of New York Accounts 4, 5, 6, 9, 10, 12, 13,
                             15, 16, 17, 18 and 19)


                                   MAY 1, 2009


RiverSource of New York Account 4 is a separate account established and maintained by RiverSource Life Insurance Co. of New York (RiverSource Life of
NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205
(800) 541-2251


S-6336 G (5/09)

TABLE OF CONTENTS


Calculating Annuity Payouts.....................................................   p. 3
Rating Agencies.................................................................   p. 4
Revenues Received During Calendar Year 2008.....................................   p. 4
Principal Underwriter...........................................................   p. 5
Independent Registered Public Accounting Firm...................................   p. 5
Financial Statements






 2    RIVERSOURCE OF NEW YORK ACCOUNT 4

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNTS
We do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of each variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your variable account is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                                         RIVERSOURCE OF NEW YORK ACCOUNT 4    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the variable accounts. This information generally does not relate to the management or performance of the variable accounts.

For detailed information on the agency ratings given to RiverSource Life of NY, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2008:



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2008. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $18,743,014.48
Oppenheimer Variable Account Funds                                            $13,820,820.88
Wanger Advisors Trust                                                         $ 9,370,146.79
AllianceBernstein Variable Products Series Fund, Inc.                         $ 8,424,214.29
Columbia Funds Variable Insurance Trust                                       $ 7,430,450.61
Janus Aspen Series                                                            $ 7,122,557.57
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 6,643,663.84
AIM Variable Insurance Funds                                                  $ 6,432,082.42
PIMCO Variable Insurance Trust                                                $ 5,883,317.87
American Century(R) Variable Portfolios, Inc.                                 $ 5,286,558.50
Goldman Sachs Variable Insurance Trust                                        $ 4,677,953.25
Van Kampen Life Investment Trust                                              $ 3,925,882.57
MFS(R) Variable Insurance Trust(SM)                                           $ 3,573,209.10
Eaton Vance Variable Trust                                                    $ 2,684,626.00
Wells Fargo Advantage Variable Trust Funds                                    $ 1,708,848.85
Putnam Variable Trust                                                         $ 1,652,989.18
The Universal Institutional Funds, Inc.                                       $ 1,516,077.16
Neuberger Berman Advisers Management Trust                                    $ 1,235,681.82
Evergreen Variable Annuity Trust                                              $ 1,141,265.89
Credit Suisse Trust                                                           $   949,442.19
Lazard Retirement Series, Inc.                                                $   793,689.26
Third Avenue Variable Series Trust                                            $   552,278.88
Royce Capital Fund                                                            $   469,495.42
Pioneer Variable Contracts Trust                                              $   280,236.22
Calvert Variable Series, Inc.                                                 $   149,893.29
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   140,009.65
STI Classic Variable Trust                                                    $    42,907.96
Legg Mason Partners Variable Portfolios                                       $    20,806.64
Premier VIT                                                                   $     5,570.02
Lincoln Variable Insurance Products Trust                                     $     3,477.16
J.P. Morgan Series Trust II                                                   $     1,772.33
--------------------------------------------------------------------------------------------




If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Series Trust Funds
(RVST) or their affiliates would be at the top of the list.



 4    RIVERSOURCE OF NEW YORK ACCOUNT 4

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc.
(NASD). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.


Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the contracts. The aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account in 2006 was $14,651,291. Ameriprise Financial Services, Inc. retained no underwriting commission from the sale of the contracts.



Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2008 was $22,750,353; and in 2007 was $16,934,492. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2008 and 2007, and for each of the three years in the period ended Dec. 31, 2008, and the individual financial statements of the segregated asset subaccounts of RiverSource of New York Account 4, sponsored by RiverSource Life Insurance Co. of New York, at Dec. 31, 2008, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                                         RIVERSOURCE OF NEW YORK ACCOUNT 4    5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource of New York Account 4 (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in
Note 1, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource of New York Account 4, referred to in Note 1, at December 31, 2008, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                        (-s- ERNST & YOUNG LLP)

Minneapolis, Minnesota

April 24, 2009


 6    RIVERSOURCE OF NEW YORK ACCOUNT 4

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------
                                                  AB VPS
                                                GRO & INC,      RVS VP         RVS VP         RVS VP        RVS VP
DEC. 31, 2008                                       CL B          BAL         CASH MGMT       DIV BOND     DIV EQ INC
 ASSETS
Investments, at fair value(1),(2)                $3,937,798   $34,231,807     $5,502,279    $17,729,599   $11,689,897
Dividends receivable                                     --            --        111,290             --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      --            --             32            501            --
Receivable for share redemptions                      3,688            --             --             --            --
---------------------------------------------------------------------------------------------------------------------
Total assets                                      3,941,486    34,231,807      5,613,601     17,730,100    11,689,897
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    3,582        31,005          5,148         15,978        10,581
    Contract terminations                               106         5,388             --             --         2,288
Payable for investments purchased                        --            --             --             --            --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                     3,688        36,393          5,148         15,978        12,869
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             3,883,160    33,105,025      5,435,674     17,521,083    11,607,145
Net assets applicable to contracts in payment
  period                                             54,638     1,090,389        172,779        193,039        69,883
---------------------------------------------------------------------------------------------------------------------
Total net assets                                 $3,937,798   $34,195,414     $5,608,453    $17,714,122   $11,677,028
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               303,608     3,460,069      5,507,381      1,809,452     1,321,757
(2) Investments, at cost                         $6,462,717   $51,606,631     $5,504,822    $19,612,708   $16,234,494
---------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------
                                                  RVS VP        SEL VP         RVS VP         RVS VP        RVS VP
DEC. 31, 2008 (CONTINUED)                       GLOBAL BOND       GRO       HI YIELD BOND      DYN EQ     MID CAP GRO
 ASSETS
Investments, at fair value(1),(2)                $3,395,179    $1,600,699     $3,821,355    $32,611,680   $11,447,947
Dividends receivable                                     --            --             --             --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      --         1,155          3,340             --         2,074
Receivable for share redemptions                         --            --             --             --            --
---------------------------------------------------------------------------------------------------------------------
Total assets                                      3,395,179     1,601,854      3,824,695     32,611,680    11,450,021
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    3,064         1,443          3,491         29,652        10,353
  Contract terminations                                   3            --             --          7,123            --
Payable for investments purchased                        --            --             --             --            --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                     3,067         1,443          3,491         36,775        10,353
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             3,333,836     1,600,302      3,715,284     31,903,677    11,257,061
Net assets applicable to contracts in payment
  period                                             58,276           109        105,920        671,228       182,607
---------------------------------------------------------------------------------------------------------------------
Total net assets                                 $3,392,112    $1,600,411     $3,821,204    $32,574,905   $11,439,668
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               323,198       376,710        790,277      2,458,899     1,625,771
(2) Investments, at cost                         $3,515,181    $2,455,316     $5,834,679    $58,967,881   $19,194,425
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                         RIVERSOURCE OF NEW YORK ACCOUNT 4    7

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------
                                                                         THDL VP          WF ADV VT
DEC. 31, 2008 (CONTINUED)                                               INTL OPP         SM CAP GRO
 ASSETS
Investments, at fair value(1),(2)                                      $17,117,968       $2,444,483
Dividends receivable                                                            --               --
Accounts receivable from RiverSource Life of NY for contract
  purchase payments                                                             --            1,090
Receivable for share redemptions                                                --            2,226
----------------------------------------------------------------------------------------------------
Total assets                                                            17,117,968        2,447,799
----------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                                          15,558            2,226
    Contract terminations                                                    1,988               --
Payable for investments purchased                                               --            1,090
----------------------------------------------------------------------------------------------------
Total liabilities                                                           17,546            3,316
----------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               16,916,709        2,412,118
Net assets applicable to contracts in payment period                       183,713           32,365
----------------------------------------------------------------------------------------------------
Total net assets                                                       $17,100,422       $2,444,483
----------------------------------------------------------------------------------------------------
(1) Investment shares                                                    1,995,828          587,616
(2) Investments, at cost                                               $24,641,511       $4,142,590
----------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 8    RIVERSOURCE OF NEW YORK ACCOUNT 4

STATEMENTS OF OPERATIONS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                              AB VPS             RVS VP             RVS VP            RVS VP             RVS VP
YEAR ENDED DEC. 31, 2008                 GRO & INC, CL B           BAL            CASH MGMT          DIV BOND          DIV EQ INC
 INVESTMENT INCOME
Dividend income                            $   101,222        $    125,610       $   130,631       $     92,058       $     16,104
Variable account expenses                       57,113             491,992            57,325            198,168            184,036
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 44,109            (366,382)           73,306           (106,110)          (167,932)
----------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                        1,429,948          13,591,968         2,390,715          4,129,309          5,339,528
  Cost of investments sold                   1,709,120          16,247,658         2,391,447          4,376,796          5,285,981
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (279,172)         (2,655,690)             (732)          (247,487)            53,547
Distributions from capital gains             1,044,401           3,749,821                --                 --          1,929,237
Net change in unrealized appreciation
  or depreciation of investments            (3,798,012)        (17,660,277)           (1,375)        (1,095,752)       (10,853,268)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (3,032,783)        (16,566,146)           (2,107)        (1,343,239)        (8,870,484)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $(2,988,674)       $(16,932,528)      $    71,199       $ (1,449,349)      $ (9,038,416)
----------------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                              RVS VP             SEL VP             RVS VP            RVS VP             RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)       GLOBAL BOND             GRO          HI YIELD BOND         DYN EQ           MID CAP GRO
 INVESTMENT INCOME
Dividend income                            $   249,380        $      8,317       $    18,294       $    123,438       $      3,919
Variable account expenses                       38,906              28,361            57,963            531,239            193,428
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                210,474             (20,044)          (39,669)          (407,801)          (189,509)
----------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                        1,446,687           1,175,249         2,447,370         14,715,625          4,895,843
  Cost of investments sold                   1,426,761           1,272,492         3,053,943         18,555,776          5,595,405
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   19,926             (97,243)         (606,573)        (3,840,151)          (699,562)
Distributions from capital gains                 1,847                  --                --          6,029,084            146,386
Net change in unrealized appreciation
  or depreciation of investments              (330,176)         (1,445,352)         (866,179)       (29,225,577)        (9,824,802)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (308,403)         (1,542,595)       (1,472,752)       (27,036,644)       (10,377,978)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $   (97,929)       $ (1,562,639)      $(1,512,421)      $(27,444,445)      $(10,567,487)
----------------------------------------------------------------------------------------------------------------------------------


                                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                                                   -------------------------------
                                                                                                      THDL VP           WF ADV VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                                                                 INTL OPP          SM CAP GRO
 INVESTMENT INCOME
Dividend income                                                                                    $    644,920       $         --
Variable account expenses                                                                               275,783             40,790
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                         369,137            (40,790)
----------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                                                                                 7,645,993          1,550,633
  Cost of investments sold                                                                            7,983,283          1,702,933
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                                                                          (337,290)          (152,300)
Distributions from capital gains                                                                             --          1,125,872
Net change in unrealized appreciation
  or depreciation of investments                                                                    (13,621,896)        (3,036,285)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                      (13,959,186)        (2,062,713)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                        $(13,590,049)      $ (2,103,503)
----------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                         RIVERSOURCE OF NEW YORK ACCOUNT 4    9

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                     AB VPS                         RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31, 2008                        GRO & INC, CL B    RVS VP BAL     CASH MGMT      DIV BOND     DIV EQ INC
 OPERATIONS
Investment income (loss) -- net                   $    44,109     $   (366,382)  $    73,306   $  (106,110)  $   (167,932)
Net realized gain (loss) on sales of
  investments                                        (279,172)      (2,655,690)         (732)     (247,487)        53,547
Distributions from capital gains                    1,044,401        3,749,821            --            --      1,929,237
Net change in unrealized appreciation or
  depreciation of investments                      (3,798,012)     (17,660,277)       (1,375)   (1,095,752)   (10,853,268)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (2,988,674)     (16,932,528)       71,199    (1,449,349)    (9,038,416)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             85,020          547,007        44,229       204,905        388,633
Net transfers(1)                                      494,440       (5,099,891)    1,460,560       838,206       (604,129)
Transfers for policy loans                             19,349           75,621         8,856        23,576         71,560
Adjustments to net assets allocated to
  contracts in payment period                         (13,339)        (152,176)       (5,862)      (23,328)       (19,663)
Contract charges                                       (3,858)         (43,756)       (3,871)      (15,800)       (13,316)
Contract terminations:
  Surrender benefits                               (1,214,316)      (7,922,031)   (1,284,250)   (3,531,493)    (4,104,010)
  Death benefits                                      (12,442)        (324,373)      (36,657)     (214,731)      (113,400)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (645,146)     (12,919,599)      183,005    (2,718,665)    (4,394,325)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     7,571,618       64,047,541     5,354,249    21,882,136     25,109,769
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 3,937,798     $ 34,195,414   $ 5,608,453   $17,714,122   $ 11,677,028
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              5,851,257       12,158,064     1,892,545     3,937,843     14,062,455
Contract purchase payments                             87,338          126,114        16,032        38,548        271,684
Net transfers(1)                                      429,605       (1,150,312)      531,209       153,938       (472,089)
Transfers for policy loans                             18,713           17,283         3,206         4,498         55,938
Contract charges                                       (3,958)          (9,998)       (1,403)       (2,970)        (9,436)
Contract terminations:
  Surrender benefits                               (1,185,169)      (1,751,437)     (465,874)     (654,963)    (2,744,610)
  Death benefits                                      (11,537)         (79,145)      (13,354)      (41,030)       (72,054)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    5,186,249        9,310,569     1,962,361     3,435,864     11,091,888
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 10    RIVERSOURCE OF NEW YORK ACCOUNT 4

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                   RVS VP                       RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)            GLOBAL BOND    SEL VP GRO   HI YIELD BOND      DYN EQ       MID CAP GRO
 OPERATIONS
Investment income (loss) -- net                 $   210,474   $   (20,044)   $   (39,669)   $   (407,801)  $   (189,509)
Net realized gain (loss) on sales of
  investments                                        19,926       (97,243)      (606,573)     (3,840,151)      (699,562)
Distributions from capital gains                      1,847            --             --       6,029,084        146,386
Net change in unrealized appreciation or
  depreciation of investments                      (330,176)   (1,445,352)      (866,179)    (29,225,577)    (9,824,802)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (97,929)   (1,562,639)    (1,512,421)    (27,444,445)   (10,567,487)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           20,893        53,497         64,833         835,216        394,332
Net transfers(1)                                  1,089,435      (424,965)      (733,480)     (4,580,620)    (1,221,258)
Transfers for policy loans                            3,318         5,623          5,930         137,732         47,584
Adjustments to net assets allocated to
  contracts in payment period                        (6,671)          139        (14,813)       (122,549)       (35,434)
Contract charges                                     (2,634)       (1,935)        (3,812)        (55,532)       (18,709)
Contract terminations:
  Surrender benefits                             (1,014,395)     (588,826)    (1,451,844)     (9,386,139)    (3,514,215)
  Death benefits                                    (46,374)      (13,556)       (13,958)       (496,227)      (144,605)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       43,572      (970,023)    (2,147,144)    (13,668,119)    (4,492,305)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   3,446,469     4,133,073      7,480,769      73,687,469     26,499,460
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 3,392,112   $ 1,600,411    $ 3,821,204    $ 32,574,905   $ 11,439,668
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            2,009,257     4,521,343      4,638,071      10,038,364     19,472,545
Contract purchase payments                           12,364        75,059         44,416         144,188        372,415
Net transfers(1)                                    615,560      (645,306)      (508,631)       (812,711)    (1,227,148)
Transfers for policy loans                            1,965         7,832          4,053          24,072         45,285
Contract charges                                     (1,574)       (2,676)        (2,642)         (9,730)       (17,891)
Contract terminations:
  Surrender benefits                               (597,771)     (760,087)      (986,474)     (1,568,116)    (3,132,940)
  Death benefits                                    (29,725)      (19,280)       (11,877)        (87,255)      (143,684)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  2,010,076     3,176,885      3,176,916       7,728,812     15,368,582
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    11

STATEMENTS OF CHANGES IN NET ASSETS



                                                                            SEGREGATED ASSET
                                                                              SUBACCOUNTS
                                                                      ---------------------------
                                                                         THDL VP       WF ADV VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                                    INTL OPP       SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                                       $    369,137    $   (40,790)
Net realized gain (loss) on sales of investments                          (337,290)      (152,300)
Distributions from capital gains                                                --      1,125,872
Net change in unrealized appreciation or depreciation of investments   (13,621,896)    (3,036,285)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (13,590,049)    (2,103,503)
-------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                 417,693         94,069
Net transfers(1)                                                        (1,451,868)      (375,296)
Transfers for policy loans                                                  42,714         17,248
Adjustments to net assets allocated to contracts in payment period         (49,752)        (4,885)
Contract charges                                                           (24,153)        (2,756)
Contract terminations:
  Surrender benefits                                                    (5,830,450)    (1,000,563)
  Death benefits                                                          (237,654)       (75,216)
-------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          (7,133,470)    (1,347,399)
-------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         37,823,941      5,895,385
-------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 17,100,422    $ 2,444,483
-------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  15,386,156      4,443,765
Contract purchase payments                                                 209,058         93,550
Net transfers(1)                                                          (843,497)      (357,687)
Transfers for policy loans                                                  22,742         16,520
Contract charges                                                           (12,527)        (2,690)
Contract terminations:
  Surrender benefits                                                    (2,853,446)      (958,511)
  Death benefits                                                          (123,418)       (66,589)
-------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        11,785,068      3,168,358
-------------------------------------------------------------------------------------------------




  (1) Includes transfer activity from (to) other subaccounts and transfers from
      (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 12    RIVERSOURCE OF NEW YORK ACCOUNT 4

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                      AB VPS                         RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31, 2007                         GRO & INC, CL B    RVS VP BAL     CASH MGMT      DIV BOND     DIV EQ INC
 OPERATIONS
Investment income (loss) -- net                    $    18,400     $  1,324,069   $   217,737   $   874,835   $   145,830
Net realized gain (loss) on sales of
  investments                                          550,407          692,038           (36)     (267,165)    2,169,999
Distributions from capital gains                       435,196        1,637,449            --            --       370,825
Net change in unrealized appreciation or
  depreciation of investments                         (640,280)      (2,827,955)       (1,123)      321,438      (653,832)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      363,723          825,601       216,578       929,108     2,032,822
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             127,673          675,169        38,956       221,649       488,952
Net transfers(1)                                        42,865       (1,086,413)    1,622,841     1,382,821       433,619
Transfers for policy loans                              22,905          133,442        12,477        28,929        66,353
Adjustments to net assets allocated to
  contracts in payment period                          (17,921)        (191,855)       (5,999)      (30,066)      (24,740)
Contract charges                                        (4,876)         (53,884)       (3,774)      (16,245)      (16,792)
Contract terminations:
  Surrender benefits                                (2,457,092)     (15,435,293)   (2,391,756)   (5,943,641)   (7,975,319)
  Death benefits                                       (36,625)        (852,716)      (59,858)     (389,971)     (103,475)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (2,323,071)     (16,811,550)     (787,113)   (4,746,524)   (7,131,402)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      9,530,966       80,033,490     5,924,784    25,699,552    30,208,349
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 7,571,618     $ 64,047,541   $ 5,354,249   $21,882,136   $25,109,769
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               7,658,513       15,353,622     2,180,845     4,820,323    18,101,293
Contract purchase payments                             100,428          130,018        14,565        41,411       277,466
Net transfers(1)                                        35,691         (208,222)      607,422       256,624       243,573
Transfers for policy loans                              17,869           26,620         4,639         5,706        37,192
Contract charges                                        (3,852)         (10,413)       (1,406)       (3,040)       (9,544)
Contract terminations:
  Surrender benefits                                (1,928,686)      (2,967,767)     (890,811)   (1,110,136)   (4,530,600)
  Death benefits                                       (28,706)        (165,794)      (22,709)      (73,045)      (56,925)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     5,851,257       12,158,064     1,892,545     3,937,843    14,062,455
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    13

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                   RVS VP                       RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)            GLOBAL BOND    SEL VP GRO   HI YIELD BOND      DYN EQ      MID CAP GRO
 OPERATIONS
Investment income (loss) -- net                 $    92,893   $       788    $   550,305    $    247,232   $  (278,756)
Net realized gain (loss) on sales of
  investments                                        44,584       253,089       (297,045)      1,533,256       381,392
Distributions from capital gains                         --            --             --         487,555       297,143
Net change in unrealized appreciation or
  depreciation of investments                        79,639      (125,674)      (144,532)        (84,596)    3,230,071
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         217,116       128,203        108,728       2,183,447     3,629,850
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           34,805        85,887         93,972         956,187       461,324
Net transfers(1)                                    492,759       590,471        (45,392)     (3,487,830)   (1,266,471)
Transfers for policy loans                            5,218        11,718          6,304         191,493        77,596
Adjustments to net assets allocated to
  contracts in payment period                        (6,652)       (1,009)       (20,260)       (277,641)      (45,314)
Contract charges                                     (1,918)       (2,801)        (4,710)        (72,421)      (23,558)
Contract terminations:
  Surrender benefits                             (1,125,138)   (1,516,553)    (2,274,616)    (19,580,169)   (7,253,030)
  Death benefits                                    (31,966)      (27,348)       (46,749)       (579,362)     (181,374)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (632,892)     (859,635)    (2,291,451)    (22,849,743)   (8,230,827)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   3,862,245     4,864,505      9,663,492      94,353,765    31,100,437
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 3,446,469   $ 4,133,073    $ 7,480,769    $ 73,687,469   $26,499,460
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            2,403,214     5,428,762      6,059,151      13,116,331    25,789,484
Contract purchase payments                           21,796        92,251         58,689         130,751       356,021
Net transfers(1)                                    300,908       640,645        (30,977)       (475,648)   (1,008,091)
Transfers for policy loans                            3,454        12,616          4,125          26,351        60,192
Contract charges                                     (1,190)       (3,009)        (2,948)         (9,962)      (18,157)
Contract terminations:
  Surrender benefits                               (699,220)   (1,621,243)    (1,420,752)     (2,664,929)   (5,564,214)
  Death benefits                                    (19,705)      (28,679)       (29,217)        (84,530)     (142,690)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  2,009,257     4,521,343      4,638,071      10,038,364    19,472,545
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 14    RIVERSOURCE OF NEW YORK ACCOUNT 4

STATEMENTS OF CHANGES IN NET ASSETS



                                                                            SEGREGATED ASSET
                                                                              SUBACCOUNTS
                                                                      ---------------------------
                                                                         THDL VP       WF ADV VT
YEAR ENDED DEC. 31, 2007 (CONTINUED)                                    INTL OPP       SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                                       $    (12,662)   $   (68,899)
Net realized gain (loss) on sales of investments                         1,355,215        858,067
Distributions from capital gains                                                --      1,026,814
Net change in unrealized appreciation or depreciation of investments     3,212,708       (943,853)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          4,555,261        872,129
-------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                 453,824        119,236
Net transfers(1)                                                           751,497        118,951
Transfers for policy loans                                                  78,881         14,361
Adjustments to net assets allocated to contracts in payment period         (62,124)        (6,115)
Contract charges                                                           (29,433)        (3,869)
Contract terminations:
  Surrender benefits                                                   (10,868,804)    (2,634,622)
  Death benefits                                                          (192,175)       (19,440)
-------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          (9,868,334)    (2,411,498)
-------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         43,137,014      7,434,754
-------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 37,823,941    $ 5,895,385
-------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  19,589,930      6,329,301
Contract purchase payments                                                 194,874         93,444
Net transfers(1)                                                           329,673         84,094
Transfers for policy loans                                                  34,481         11,206
Contract charges                                                           (12,646)        (3,020)
Contract terminations:
  Surrender benefits                                                    (4,663,284)    (2,056,432)
  Death benefits                                                           (86,872)       (14,828)
-------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        15,386,156      4,443,765
-------------------------------------------------------------------------------------------------




  (1) Includes transfer activity from (to) other subaccounts and transfers from
      (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    15

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION


RiverSource of New York Account 4 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.



The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.



RiverSource(R) Employee Benefit Annuity*


RiverSource(R) Flexible Annuity




RiverSource(R) Variable Retirement and Combination Retirement Annuities*



   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.



The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.



SUBACCOUNT               FUND
----------------------------------------------------------------------------------------------------
AB VPS Gro & Inc, Cl B   AllianceBernstein VPS Growth and Income Portfolio (Class B)
RVS VP Bal               RVST RiverSource Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt         RVST RiverSource Variable Portfolio - Cash Management Fund
RVS VP Div Bond          RVST RiverSource Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc        RVST RiverSource Variable Portfolio - Diversified Equity Income Fund
RVS VP Global Bond       RVST RiverSource Variable Portfolio - Global Bond Fund
Sel VP Gro               RVST Seligman Variable Portfolio - Growth Fund
                          (previously RVST RiverSource Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond     RVST RiverSource Variable Portfolio - High Yield Bond Fund
RVS VP Dyn Eq            RVST RiverSource Variable Portfolio - Dynamic Equity Fund
                          (previously RVST RiverSource Variable Portfolio - Large Cap Equity Fund)
RVS VP Mid Cap Gro       RVST RiverSource Variable Portfolio - Mid Cap Growth Fund
THDL VP Intl Opp         RVST Threadneedle Variable Portfolio - International Opportunity Fund
WF Adv VT Sm Cap Gro     Wells Fargo Advantage VT Small Cap Growth Fund
----------------------------------------------------------------------------------------------------




The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.



RiverSource Life of NY serves as issuer of the contract.



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


INVESTMENTS IN THE FUNDS


Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.



Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.





In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 was adopted by the Funds effective Jan. 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Where applicable, SFAS 157 codifies fair value related guidance within U.S. generally accepted accounting principles.



Under SFAS 157, the Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:



     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



 16    RIVERSOURCE OF NEW YORK ACCOUNT 4

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.



The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds.



VARIABLE PAYOUT


Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the state. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.



FEDERAL INCOME TAXES


RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.



USE OF ESTIMATES


The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.





3. VARIABLE ACCOUNT EXPENSES


RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.00% of the average daily net assets of each subaccount.



4. CONTRACT CHARGES


RiverSource Life of NY deducts a contract administrative charge of $20 to $30 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.



5. SURRENDER CHARGES


RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the subaccounts as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual subaccount basis.



6. RELATED PARTY TRANSACTIONS


Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 0.800% to 0.150%.



For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.



The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    17

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.



RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.





For the period from Jan. 1, 2008 to Dec. 12, 2008, the RVST funds paid custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY. Subsequent to Dec. 12, 2008, assets were transferred to an unaffiliated custodian.





In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.



7. INVESTMENT TRANSACTIONS


The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2008 were as follows:



SUBACCOUNT                       FUND                                                                    PURCHASES
-------------------------------------------------------------------------------------------------------------------
AB VPS Gro & Inc, Cl B           AllianceBernstein VPS Growth and Income Portfolio (Class B)             $1,873,312
RVS VP Bal                       RVST RiverSource Variable Portfolio - Balanced Fund                      3,992,706
RVS VP Cash Mgmt                 RVST RiverSource Variable Portfolio - Cash Management Fund               2,539,487
RVS VP Div Bond                  RVST RiverSource Variable Portfolio - Diversified Bond Fund              1,285,125
RVS VP Div Eq Inc                RVST RiverSource Variable Portfolio - Diversified Equity Income Fund     2,698,183
RVS VP Global Bond               RVST RiverSource Variable Portfolio - Global Bond Fund                   1,713,741
Sel VP Gro                       RVST Seligman Variable Portfolio - Growth Fund                             171,106
RVS VP Hi Yield Bond             RVST RiverSource Variable Portfolio - High Yield Bond Fund                 254,009
RVS VP Dyn Eq                    RVST RiverSource Variable Portfolio - Dynamic Equity Fund                6,559,654
RVS VP Mid Cap Gro               RVST RiverSource Variable Portfolio - Mid Cap Growth Fund                  338,469
THDL VP Intl Opp                 RVST Threadneedle Variable Portfolio - International Opportunity Fund      838,163
WF Adv VT Sm Cap Gro             Wells Fargo Advantage VT Small Cap Growth Fund                           1,288,316
-------------------------------------------------------------------------------------------------------------------





 18    RIVERSOURCE OF NEW YORK ACCOUNT 4

8. FINANCIAL HIGHLIGHTS




The table below shows certain financial information regarding the Accounts.



                                           AB VPS
                                         GRO & INC,      RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
                                            CL B           BAL        CASH MGMT     DIV BOND     DIV EQ INC    GLOBAL BOND
                                        ----------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                           $  1.02      $   4.37       $ 2.51        $  5.05       $  1.25       $ 1.59
At Dec. 31, 2005                           $  1.06      $   4.49       $ 2.55        $  5.11       $  1.40       $ 1.49
At Dec. 31, 2006                           $  1.23      $   5.09       $ 2.64        $  5.28       $  1.66       $ 1.58
At Dec. 31, 2007                           $  1.28      $   5.12       $ 2.74        $  5.50       $  1.78       $ 1.68
At Dec. 31, 2008                           $  0.75      $   3.56       $ 2.77        $  5.10       $  1.05       $ 1.66
--------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                             9,502        24,789        2,413          7,630        15,614        3,576
At Dec. 31, 2005                             9,988        20,048        1,711          6,279        20,256        3,649
At Dec. 31, 2006                             7,659        15,354        2,181          4,820        18,101        2,403
At Dec. 31, 2007                             5,851        12,158        1,893          3,938        14,062        2,009
At Dec. 31, 2008                             5,186         9,311        1,962          3,436        11,092        2,010
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                           $ 9,864      $110,229       $6,233        $38,835       $19,576       $5,748
At Dec. 31, 2005                           $10,714      $ 91,940       $4,537        $32,343       $28,518       $5,523
At Dec. 31, 2006                           $ 9,531      $ 80,033       $5,925        $25,700       $30,208       $3,862
At Dec. 31, 2007                           $ 7,572      $ 64,048       $5,354        $21,882       $25,110       $3,446
At Dec. 31, 2008                           $ 3,938      $ 34,195       $5,608        $17,714       $11,677       $3,392
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004              0.74%         2.27%        0.72%          3.81%         1.63%        4.08%
For the year ended Dec. 31, 2005              1.26%         2.57%        2.53%          3.71%         1.59%        4.09%
For the year ended Dec. 31, 2006              1.17%         2.46%        4.41%          4.35%         1.39%        3.28%
For the year ended Dec. 31, 2007              1.21%         2.82%        4.73%          4.75%         1.52%        3.62%
For the year ended Dec. 31, 2008              1.77%         0.26%        2.28%          0.46%         0.09%        6.41%
--------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004              1.00%         1.00%        1.00%          1.00%         1.00%        1.00%
For the year ended Dec. 31, 2005              1.00%         1.00%        1.00%          1.00%         1.00%        1.00%
For the year ended Dec. 31, 2006              1.00%         1.00%        1.00%          1.00%         1.00%        1.00%
For the year ended Dec. 31, 2007              1.00%         1.00%        1.00%          1.00%         1.00%        1.00%
For the year ended Dec. 31, 2008              1.00%         1.00%        1.00%          1.00%         1.00%        1.00%
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004             10.11%         8.51%       (0.26%)         3.45%        17.03%        8.93%
For the year ended Dec. 31, 2005              3.56%         2.89%        1.59%          1.11%        12.38%       (5.94%)
For the year ended Dec. 31, 2006             15.82%        13.25%        3.45%          3.38%        18.56%        5.67%
For the year ended Dec. 31, 2007              3.81%         0.72%        3.78%          4.15%         6.94%        6.57%
For the year ended Dec. 31, 2008            (41.29%)      (30.61%)       1.25%         (7.25%)      (41.06%)      (1.43%)
--------------------------------------------------------------------------------------------------------------------------






                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    19

                                                         RVS VP
                                           SEL VP       HI YIELD       RVS VP        RVS VP        THDL VP      WF ADV VT
                                             GRO          BOND         DYN EQ      MID CAP GRO    INTL OPP     SM CAP GRO
                                        ----------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                           $  0.76       $  1.39       $  5.90       $  1.10       $  1.57       $  0.91
At Dec. 31, 2005                           $  0.81       $  1.43       $  6.20       $  1.20       $  1.77       $  0.96
At Dec. 31, 2006                           $  0.90       $  1.57       $  7.07       $  1.19       $  2.18       $  1.17
At Dec. 31, 2007                           $  0.91       $  1.58       $  7.21       $  1.34       $  2.43       $  1.31
At Dec. 31, 2008                           $  0.50       $  1.17       $  4.13       $  0.73       $  1.44       $  0.76
--------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                             2,023        10,286        13,632         7,975        26,380         7,848
At Dec. 31, 2005                             5,496         8,511        10,770         7,555        23,591         8,033
At Dec. 31, 2006                             5,429         6,059        13,116        25,789        19,590         6,329
At Dec. 31, 2007                             4,521         4,638        10,038        19,473        15,386         4,444
At Dec. 31, 2008                             3,177         3,177         7,729        15,369        11,785         3,168
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                           $ 1,537       $14,451       $80,986       $ 8,863       $41,868       $ 7,213
At Dec. 31, 2005                           $ 4,478       $12,328       $67,336       $ 9,152       $42,236       $ 7,755
At Dec. 31, 2006                           $ 4,865       $ 9,663       $94,354       $31,100       $43,137       $ 7,435
At Dec. 31, 2007                           $ 4,133       $ 7,481       $73,687       $26,499       $37,824       $ 5,895
At Dec. 31, 2008                           $ 1,600       $ 3,821       $32,575       $11,440       $17,100       $ 2,444
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004              0.32%         7.02%         0.89%           --          1.11%           --
For the year ended Dec. 31, 2005              0.41%         6.47%         1.10%           --          1.40%           --
For the year ended Dec. 31, 2006              0.89%         7.37%         1.18%         0.25%         1.90%           --
For the year ended Dec. 31, 2007              1.02%         7.39%         1.29%         0.06%         0.98%           --
For the year ended Dec. 31, 2008              0.29%         0.31%         0.23%         0.02%         2.34%           --
--------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004              1.00%         1.00%         1.00%         1.00%         1.00%         1.00%
For the year ended Dec. 31, 2005              1.00%         1.00%         1.00%         1.00%         1.00%         1.00%
For the year ended Dec. 31, 2006              1.00%         1.00%         1.00%         1.00%         1.00%         1.00%
For the year ended Dec. 31, 2007              1.00%         1.00%         1.00%         1.00%         1.00%         1.00%
For the year ended Dec. 31, 2008              1.00%         1.00%         1.00%         1.00%         1.00%         1.00%
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004              7.35%        10.29%         4.83%         8.02%        16.24%        12.64%
For the year ended Dec. 31, 2005              7.53%         2.99%         5.12%         9.03%        12.73%         5.19%
For the year ended Dec. 31, 2006              9.98%         9.72%        14.14%        (1.06%)       22.94%        21.54%
For the year ended Dec. 31, 2007              2.04%         0.84%         1.90%        12.60%        11.55%        12.67%
For the year ended Dec. 31, 2008            (44.90%)      (25.92%)      (42.74%)      (45.40%)      (41.03%)      (42.01%)
--------------------------------------------------------------------------------------------------------------------------





  (1) These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Accounts invest. These ratios are annualized for periods less than one year.


  (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


  (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.



 20    RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2008 and 2007, and the related statements of operations, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2008 the Company adopted Statement of Financial Accounting Standards (FAS) No. 157, Fair Value Measurements. Also discussed in Note 3, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts.

                                             (-s- Ernst & Young LLP)

Minneapolis, Minnesota


March 27, 2009


                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    21

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                              2008           2007

 ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2008, $1,403,180;
  2007, $1,423,878)                                                    $1,279,025     $1,404,480
Commercial mortgage loans, at cost (less allowance for loan losses:
  2008 and 2007, $1,188)                                                  210,786        226,481
Policy loans                                                               36,226         35,734
Trading securities                                                             87            130
------------------------------------------------------------------------------------------------
       Total investments                                                1,526,124      1,666,825

Cash and cash equivalents                                                 195,886        206,475
Reinsurance recoverables                                                   69,619         54,057
Amounts due from brokers                                                      371            206
Deferred income taxes, net                                                 38,513             --
Other accounts receivable                                                   5,597          5,618
Accrued investment income                                                  17,651         18,413
Deferred acquisition costs                                                242,555        234,561
Deferred sales inducement costs                                            23,808         19,447
Other assets                                                               65,311         23,479
Separate account assets                                                 2,248,021      3,087,228
------------------------------------------------------------------------------------------------
       Total assets                                                    $4,433,456     $5,316,309
------------------------------------------------------------------------------------------------

 LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                 $1,834,858     $1,775,732
Policy claims and other policyholders' funds                                8,340          6,460
Amounts due to brokers                                                     38,625             --
Deferred income taxes, net                                                     --         13,853
Other liabilities                                                          21,647         12,789
Separate account liabilities                                            2,248,021      3,087,228
------------------------------------------------------------------------------------------------
       Total liabilities                                                4,151,491      4,896,062
------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
  outstanding                                                               2,000          2,000
Additional paid-in capital                                                106,646        106,637
Retained earnings                                                         236,963        321,909
Accumulated other comprehensive loss, net of tax:
  Net unrealized securities losses                                        (63,644)       (10,299)
------------------------------------------------------------------------------------------------
       Total shareholder's equity                                         281,965        420,247
------------------------------------------------------------------------------------------------
       Total liabilities and shareholder's equity                      $4,433,456     $5,316,309
------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.


 22    RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                          2008         2007         2006

 REVENUES
Premiums                                                        $ 28,203     $ 26,804     $ 27,103
Net investment income                                             94,421      109,190      119,142
Policy and contract charges                                       70,900       65,555       57,983
Other revenue                                                     15,389       12,204        9,060
Net realized investment gains (losses)                           (24,117)       6,583        3,936
--------------------------------------------------------------------------------------------------
       Total revenues                                            184,796      220,336      217,224
--------------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                  65,151       44,513       34,712
Interest credited to fixed accounts                               52,997       55,666       61,641
Amortization of deferred acquisition costs                        41,554       28,038       24,259
Separation costs                                                      --         (571)       2,756
Other insurance and operating expenses                            40,408       31,194       24,909
--------------------------------------------------------------------------------------------------
       Total benefits and expenses                               200,110      158,840      148,277
--------------------------------------------------------------------------------------------------
Pretax income (loss)                                             (15,314)      61,496       68,947
Income tax provision (benefit)                                    (9,350)      19,000       22,957
--------------------------------------------------------------------------------------------------
    Net income (loss)                                           $ (5,964)    $ 42,496     $ 45,990
--------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    23

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                          2008          2007          2006

 CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                              $  (5,964)    $  42,496     $  45,990
Adjustments to reconcile net income (loss) to net cash
  provided by operating activities:
  Capitalization of deferred acquisition costs and deferred
  sales inducement costs                                         (33,586)      (40,757)      (38,786)
  Amortization of deferred acquisition costs and deferred
  sales inducement costs                                          44,145        30,084        26,455
  Premium and discount amortization on Available-for-Sale          2,702         3,549         4,380
  Deferred income taxes, net                                     (22,571)        1,184         4,877
  Contractholder and policyholder charges, non-cash              (16,766)      (14,618)      (13,937)
  Net realized investment (gains) losses                          24,117        (6,583)       (3,936)
Change in operating assets and liabilities:
  Trading securities, net                                             43           (35)          (47)
  Future policy benefits for traditional life, disability
  income and long term care insurance                             20,723        13,822        10,813
  Policy claims and other policyholders' funds                     1,880        (2,746)        3,005
  Reinsurance recoverables                                       (15,562)       (6,937)       (8,445)
  Other accounts receivable                                           21          (353)       (1,592)
  Accrued investment income                                          762         4,198           635
  Other assets and liabilities, net                               95,499       (12,238)       (1,750)
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                         95,443        11,066        27,662
----------------------------------------------------------------------------------------------------

 CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                             15,114       322,740       131,036
  Maturities, sinking fund payments and calls                    166,854       116,456        92,911
  Purchases                                                     (188,068)      (74,488)     (129,842)
Other investments, excluding policy loans:
  Proceeds from sales, maturities, sinking fund payments and
  calls                                                           15,695        39,049        28,865
  Purchases                                                           --        (8,889)      (39,000)
Change in policy loans, net                                         (492)       (1,897)       (2,331)
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                          9,103       392,971        81,639
----------------------------------------------------------------------------------------------------

 CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
  type insurance:
  Considerations received                                        143,543        73,045        87,532
  Net transfers from (to) separate accounts                          820        (1,625)      (11,788)
  Surrenders and other benefits                                 (174,838)     (212,962)     (185,232)
Other                                                             (7,669)           --            --
Tax adjustment of share-based incentive compensation plan              9            20            17
Cash dividends to RiverSource Life Insurance Company             (77,000)      (83,000)      (25,000)
----------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                           (115,135)     (224,522)     (134,471)
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS             (10,589)      179,515       (25,170)
Cash and cash equivalents at beginning of year                   206,475        26,960        52,130
----------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                       $ 195,886     $ 206,475     $  26,960
----------------------------------------------------------------------------------------------------

Supplemental Disclosures:
  Income taxes paid, net                                       $  17,501     $  19,122     $  11,946
  Interest paid on borrowings                                         --            --           247



See accompanying Notes to Financial Statements.


 24    RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2008
(IN THOUSANDS)

                                                             ADDITIONAL                    ACCUMULATED OTHER
                                                 COMMON        PAID-IN       RETAINED        COMPREHENSIVE
                                                  STOCK        CAPITAL       EARNINGS        INCOME/(LOSS)          TOTAL
--------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2005                    $2,000       $106,600       $350,654           $   (215)         $459,039
Comprehensive income:
  Net income                                         --             --         45,990                 --            45,990
  Other comprehensive income (loss), net of
  tax:
       Change in net unrealized securities
                 losses                              --             --             --            (11,056)          (11,056)
                                                                                                                   -------
Total comprehensive income                                                                                          34,934
Tax adjustment of share-based incentive
  compensation plan                                  --             17             --                 --                17
Cash dividends to RiverSource Life
  Insurance Company                                  --             --        (25,000)                --           (25,000)
--------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                    $2,000       $106,617       $371,644           $(11,271)         $468,990
Change in accounting principles, net of tax          --             --         (9,231)                --            (9,231)
Comprehensive income:
  Net income                                         --             --         42,496                 --            42,496
  Other comprehensive income (loss), net of
  tax:
       Change in net unrealized securities
                 losses                              --             --             --                972               972
                                                                                                                   -------
Total comprehensive income                                                                                          43,468
Tax adjustment of share-based incentive
  compensation plan                                  --             20             --                 --                20
Cash dividends to RiverSource Life
  Insurance Company                                  --             --        (83,000)                --           (83,000)
--------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                    $2,000       $106,637       $321,909           $(10,299)         $420,247
Change in accounting principles, net of tax          --             --         (1,982)                --            (1,982)
Comprehensive loss:
  Net loss                                           --             --         (5,964)                --            (5,964)
  Other comprehensive income (loss), net of
  tax:
       Change in net unrealized securities
                 losses                              --             --             --            (53,345)          (53,345)
                                                                                                                   -------
Total comprehensive loss                                                                                           (59,309)
Tax adjustment of share-based incentive
  compensation plan                                  --              9             --                 --                 9
Cash dividends to RiverSource Life
  Insurance Company                                  --             --        (77,000)                --           (77,000)
--------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2008                    $2,000       $106,646       $236,963           $(63,644)         $281,965
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    25

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Through 2007, RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. During 2007, it was determined that the expenses were over-allocated to RiverSource Life of NY since the separation announcement resulting in a reimbursement from Ameriprise Financial in 2007. The separation from American Express was completed in 2007.

RiverSource Life of NY's products include variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. RiverSource Life of NY issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 15.

RECLASSIFICATIONS
Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the second quarter of 2008, RiverSource Life of NY reclassified the mark-to-market adjustment on derivatives hedging variable annuity living benefits from net investment income to benefits, claims, losses and settlement expenses where the mark-to-market adjustment on the related embedded derivative resides. RiverSource Life of NY did not change its revenue and expense recognition policies and the reclassification did not result in any change to net income or shareholder's equity.


 26    RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table shows the impact of the reclassification of the mark-to-market adjustment made to RiverSource Life of NY's previously reported Statements of Income for the year 2007. There is no impact of the reclassification on the 2006 Statements of Income because RiverSource Life of NY had no derivative instruments in 2006.

                                                                            DECEMBER 31, 2007
                                                                       --------------------------
                                                                        PREVIOUSLY
(IN THOUSANDS)                                                           REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                                 $ 26,804      $ 26,804
Net investment income                                                     113,321       109,190
Policy and contract charges                                                65,555        65,555
Other revenue                                                              12,204        12,204
Net realized investment gain                                                6,583         6,583
-------------------------------------------------------------------------------------------------
  Total revenues                                                          224,467       220,336
-------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                           48,644        44,513
Interest credited to fixed accounts                                        55,666        55,666
Amortization of deferred acquisition costs                                 28,038        28,038
Separation costs                                                             (571)         (571)
Other insurance and operating expenses                                     31,194        31,194
-------------------------------------------------------------------------------------------------
  Total benefits and expenses                                             162,971       158,840
-------------------------------------------------------------------------------------------------

Pretax income                                                              61,496        61,496
Income tax provision                                                       19,000        19,000
-------------------------------------------------------------------------------------------------
NET INCOME                                                               $ 42,496      $ 42,496
-------------------------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

AVAILABLE-FOR-SALE SECURITIES
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. RiverSource Life of NY regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. The cost basis of securities that are determined to be other-than-temporarily impaired is written down to current fair value with a corresponding charge to net income. A write-down for impairment can be recognized for both credit-related events and for change in fair value due to changes in interest rates. Once a security is written down to fair value through net income, any subsequent recovery in value cannot be recognized in net income until the principal is returned.

Factors RiverSource Life of NY considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: 1) the extent to which the market value is below amortized cost; 2) RiverSource Life of NY's ability and intent to hold the investment for a sufficient period of time for it to recover to an amount at least equal to its carrying value; 3) the duration of time in which there has been a significant decline in value; 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and 5) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. For structured investments (e.g., mortgage backed securities), RiverSource Life of NY also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments, cumulative loss projections and discounted cash flows in assessing potential other-than-temporary impairment of

                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    27

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management. Other-than-temporary impairment charges are recorded in net realized investment gains (losses) within the Statements of Operations.

See Note 9 for information regarding the fair values of assets and liabilities.

COMMERCIAL MORTGAGE LOANS, NET
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over (i) present value of its expected principal and interest payments discounted at the loan's effective interest rate, or (ii) fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

POLICY LOANS
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

TRADING SECURITIES
Included in trading securities is separate account seed money. Separate account seed money is carried at fair value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life of NY cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premium paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life and long term care ("LTC") reinsurance premium, net of change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life of NY also assumes life insurance business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 6 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 9 for information regarding RiverSource Life of NY's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life of NY primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits are included within benefits, claims, losses and settlement expenses. Changes in fair value of all other derivatives is a component of net investment income.


 28    RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the GMWB and GMAB embedded derivatives is reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY typically uses a mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2008, RiverSource Life of NY decided to constrain near-term equity growth rates below the level suggested by mean reversion. This constraint is based on RiverSource Life of NY's analysis of historical equity returns following downturns in the market. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    29

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS
FIXED ANNUITIES AND VARIABLE ANNUITY GUARANTEES
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life of NY offered contracts containing guaranteed minimum income benefit ("GMIB") provisions. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 9 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2008, depending on year of issue, with an average rate of approximately 5.8%.


 30    RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

LIFE, DISABILITY INCOME AND LONG TERM CARE INSURANCE
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2008, with an average rate of 4.8%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2008, with an average rate of 4.1%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liabilities. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2008, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated discount rates for LTC vary by plan and were 5.8% at December 31, 2008 and ranged from 5.9% to 6.3% over 40 years.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who assume risk from RiverSource Life of NY are separately recorded as reinsurance recoverable within receivables.

SOURCES OF REVENUE
RiverSource Life of NY's principal sources of revenue include premiums, net investment income and policy and contract charges.

PREMIUMS
RiverSource Life of NY earns premium revenue on its traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Traditional life and LTC insurance premiums are net of reinsurance ceded and are recognized as revenue when due.

NET INVESTMENT INCOME
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

POLICY AND CONTRACT CHARGES
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    31

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

NET REALIZED INVESTMENT GAINS (LOSSES)
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include commissions, net of deferrals, and expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express in 2005, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life consolidated income tax return. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. Under the agreement, RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from RiverSource Life and various taxing jurisdictions in connection with its operations. RiverSource Life of NY provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

RiverSource Life of NY is required to establish a valuation allowance for any portion of deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS
In January 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") No. 99-20-1 "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF 99-20 to be more consistent with other impairment models used for debt securities. FSP EITF 99-20-1 is effective prospectively for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

In December 2008, the FASB issued FSP FAS 140-4 and FASB Interpretation No. ("FIN") 46(R)-8 "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4"), which is effective for the first reporting period ending after December 15, 2008. This FSP requires additional disclosure related to transfers of financial assets and variable interest entities. RiverSource Life of NY applied the disclosure requirements of this FSP as of December 31, 2008 and there was no impact on its financial condition or results of operations.

In November 2008, the FASB issued EITF No. 08-6 "Equity Method Investments Accounting Considerations" ("EITF 08-6"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-6 clarifies the effects of the issuance of Statement of Financial Accounting Standards ("SFAS") No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)") and SFAS No. 160 "Noncontrolling Interests in Consolidated Financial Statements-an amendment of ARB No. 51" ("SFAS 160"). See further information on the issuance of SFAS 141(R) and SFAS 160 below. RiverSource Life of NY will apply EITF 08-6 to any transactions within scope occurring after December 31, 2008.

In November 2008, the FASB issued EITF No. 08-7 "Accounting for Defensive Intangible Assets" ("EITF 08-7"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 provides guidance on intangible assets acquired after the effective date of SFAS 141(R) that an entity does not intend to actively use but intends to hold to prevent others from using. RiverSource Life of NY will apply EITF 08-7 to any transactions within scope occurring after December 31, 2008.


 32    RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP 157-3"), which was effective upon issuance, including prior periods for which financial statements have not been issued. FSP 157-3 clarifies the application of SFAS No. 157 "Fair Value Measurements" ("SFAS 157") in a market that is not active and provides an example of key considerations to determine the fair value of financial assets when the market for those assets is not active. The adoption of FSP 157-3 did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

In March 2008, the FASB issued SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. SFAS 161 requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life of NY is currently evaluating the impact of SFAS 161 on its disclosures. RiverSource Life of NY's adoption of SFAS 161 will not impact its financial condition and results of operations.

In December 2007, the FASB issued SFAS 141(R), which SFAS 141(R) establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life of NY will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In December 2007, the FASB issued SFAS No. 160, which establishes the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. SFAS 160 requires that noncontrolling (minority) interests be classified as equity (instead of as a liability) within the balance sheets, and net income attributable to both the parent and the noncontrolling interest be disclosed on the face of the statements of income. SFAS 160 is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of SFAS 160 are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life of NY's adoption of SFAS 160 will not impact its financial condition and results of operations.

In September 2006, the FASB issued SFAS 157 which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 that require retrospective application. Any retrospective application will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of NY adopted SFAS 157 effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $2.0 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life of NY uses to hedge its exposure to market risk related to certain variable annuity riders. RiverSource Life of NY initially recorded these derivatives in accordance with EITF Issue No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3"). SFAS 157 nullifies the guidance in EITF 02-3 and requires these derivatives to be marked to the price RiverSource Life of NY would receive to sell the derivatives to a market participant (an exit price). The adoption of SFAS 157 also resulted in adjustments to the fair value of RiverSource Life of NY's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life of NY considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life of NY adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life of NY's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $0.7 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life of NY not fulfilling these liabilities. As RiverSource Life of NY's estimate of this credit spread widens or tightens, the liability will decrease or increase.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    33

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life of NY deferred the adoption of SFAS 157 until January 1, 2009 for all nonfinancial assets and nonfinancial liabilities, except for those that are recognized or disclosed at fair value in the financial statements on a recurring basis. See Note 9 for additional information regarding the fair values of RiverSource Life of NY's assets and liabilities.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life of NY accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life of NY adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life of NY now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life of NY recorded as a cumulative change in accounting principle $14.2 million, reducing DAC by $13.9 million, DSIC by $0.5 million and liabilities for future policy benefits by $0.2 million. The after-tax decrease to retained earnings for these changes was $9.2 million.

4. INVESTMENTS
AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  903,532      $5,892       $ (90,337)   $  819,087
Mortgage and other asset-backed securities                 459,504       3,396         (43,161)      419,739
U.S. government and agencies obligations                    28,968         421              (6)       29,383
State and municipal obligations                              6,997           4            (198)        6,803
Foreign government bonds and obligations                     4,179         235            (401)        4,013
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,403,180      $9,948       $(134,103)   $1,279,025
-------------------------------------------------------------------------------------------------------------




                                                                          DECEMBER 31, 2007
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  933,721      $6,767       $(24,021)    $  916,467
Mortgage and other asset-backed securities                 444,483       2,173         (4,583)       442,073
U.S. government and agencies obligations                    34,166         149           (191)        34,124
State and municipal obligations                              6,997          18           (157)         6,858
Foreign government bonds and obligations                     4,511         450             (3)         4,958
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,423,878      $9,557       $(28,955)    $1,404,480
-------------------------------------------------------------------------------------------------------------


At December 31, 2008 and 2007, fixed maturity securities comprised approximately 84% of RiverSource Life of NY's total investments. These securities were rated by Moody's Investors Service ("Moody's") and Standard & Poor's ("S&P"), except for approximately $61 million and $83 million of securities at December 31, 2008 and 2007, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade

 34    RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating was used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2008                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  487,686    $  451,546         35%      $  488,954    $  486,574         35%
AA                                           72,683        70,311          5          142,094       140,581         10
A                                           329,126       302,063         24          300,455       296,330         21
BBB                                         414,951       381,071         30          379,992       375,138         27
Below investment grade                       98,734        74,034          6          112,383       105,857          7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,403,180    $1,279,025        100%      $1,423,878    $1,404,480        100%
--------------------------------------------------------------------------------------------------------------------------


At December 31, 2008 and 2007, approximately 27% and 24%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

                                                                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $417,970      $(31,701)     $234,787      $(58,636)     $652,757      $ (90,337)
Mortgage and other asset-backed
securities                                  99,728       (19,303)      131,447       (23,858)      231,175        (43,161)
U.S. government and agencies
obligations                                     --            --         2,127            (6)        2,127             (6)
State and municipal obligations                961           (40)        3,841          (158)        4,802           (198)
Foreign government bonds and
obligations                                  1,460          (401)           --            --         1,460           (401)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $520,119      $(51,445)     $372,202      $(82,658)     $892,321      $(134,103)
--------------------------------------------------------------------------------------------------------------------------



                                                                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $183,425       $(4,094)     $443,744      $(19,927)     $627,169      $(24,021)
Mortgage and other asset-backed
securities                                  46,978          (421)      237,897        (4,162)      284,875        (4,583)
U.S. government and agencies
obligations                                     --            --        17,564          (191)       17,564          (191)
State and municipal obligations                 --            --         4,844          (157)        4,844          (157)
Foreign government bonds and
obligations                                     --            --           184            (3)          184            (3)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $230,403       $(4,515)     $704,233      $(24,440)     $934,636      $(28,955)
--------------------------------------------------------------------------------------------------------------------------


In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceeds fair value and the duration of that difference. The following table summarizes the unrealized losses by ratio of fair value to amortized cost:

                                                                DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                   85        $224,943      $ (4,838)         28        $ 77,774      $ (2,011)        113
90% -- 95%                    60         156,943       (12,012)         26          72,331        (6,041)         86
80% -- 90%                    34          90,414       (15,088)         43         117,484       (23,616)         77
Less than 80%                 19          47,819       (19,507)         82         104,613       (50,990)        101
------------------------------------------------------------------------------------------------------------------------
  Total                      198        $520,119      $(51,445)        179        $372,202      $(82,658)        377
------------------------------------------------------------------------------------------------------------------------
                             DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%               $302,717      $  (6,849)
90% -- 95%                 229,274        (18,053)
80% -- 90%                 207,898        (38,704)
Less than 80%              152,432        (70,497)
--------------------------------------------------
  Total                   $892,321      $(134,103)
--------------------------------------------------




                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    35

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2007
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                   89        $203,862       $(2,577)        194        $597,760      $(11,518)        283
90% -- 95%                    16          25,085        (1,708)         28          71,922        (5,128)         44
80% -- 90%                     1           1,317          (184)         13          24,870        (3,969)         14
Less than 80%                  1             139           (46)          8           9,681        (3,825)          9
------------------------------------------------------------------------------------------------------------------------
  Total                      107        $230,403       $(4,515)        243        $704,233      $(24,440)        350
------------------------------------------------------------------------------------------------------------------------
                             DECEMBER 31, 2007
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%               $801,622      $(14,095)
90% -- 95%                  97,007        (6,836)
80% -- 90%                  26,187        (4,153)
Less than 80%                9,820        (3,871)
--------------------------------------------------
  Total                   $934,636      $(28,955)
--------------------------------------------------


As part of RiverSource Life of NY's ongoing monitoring process, management determined that a majority of the increase in gross unrealized losses on its Available-for-Sale securities in 2008 was attributable primarily to widening of credit spreads across sectors. A majority of the unrealized losses for the year ended December 31, 2008 related to corporate debt securities and mortgage backed and asset backed securities. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. The securities with a fair value to amortized cost ratio of 80%-90% primarily related to the banking, communications, energy and utility industries. The securities with a fair value to amortized cost ratio of less than 80% primarily relate to the consumer cyclical, communications, real estate investment trusts, and banking. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $4.7 million. The securities related to this issuer have a fair value to amortized cost ratio of less than 85% and have been in an unrealized loss position for more than 12 months. RiverSource Life of NY believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life of NY has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life of NY regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. See Note 2 for additional information regarding RiverSource Life of NY's evaluation of potential other-than-temporary impairments.

RiverSource Life of NY's total mortgage and asset backed exposure at December 31, 2008 was $419.7 million which included $159.1 million of residential mortgage backed securities and $182.3 million of commercial mortgage backed securities. At December 31, 2008, residential mortgage backed securities included $115.8 million of agency-backed securities, $23.8 million of Alt-A securities, and $19.5 million of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. The prime, non-agency securities are a seasoned portfolio, almost entirely 2005 and earlier production, with the vast majority AAA-rated. With regard to asset backed securities, RiverSource Life of NY's exposure at December 31, 2008 was $78.3 million, which included $9.4 million of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration fixed securities. RiverSource Life of NY has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.


 36    RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table presents the components of the net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities losses at January 1                    $(10,299)     $(11,271)     $   (215)
Holding gains (losses), net of tax of $45,105, $2,100 and
$6,014, respectively                                              (83,766)        3,902       (11,168)
Reclassification of realized losses (gains), net of tax of
$8,439, $1,768 and $1,303, respectively                            15,673        (3,283)       (2,419)
DAC, net of tax of $6,578, $168 and $996, respectively             12,216           311         1,848
DSIC, net of tax of $559, $23 and $79, respectively                 1,038            42           148
Fixed annuity liabilities, net of tax of $803, nil and $292,
respectively                                                        1,494            --           535
-------------------------------------------------------------------------------------------------------
  Net unrealized securities losses at December 31                $(63,644)     $(10,299)     $(11,271)
-------------------------------------------------------------------------------------------------------


Available-for-Sale securities by maturity at December 31, 2008 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   53,264    $   53,010
Due after one year through five years                                      524,222       488,342
Due after five years through 10 years                                      253,907       210,823
Due after 10 years                                                         112,283       107,111
-------------------------------------------------------------------------------------------------
                                                                           943,676       859,286
Mortgage and other asset-backed securities                                 459,504       419,739
-------------------------------------------------------------------------------------------------
  Total                                                                 $1,403,180    $1,279,025
-------------------------------------------------------------------------------------------------


The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Sales                                                            $  15,114     $322,740      $ 131,036
Maturities, sinking fund payments and calls                        166,854      116,456         92,911
Purchases                                                         (188,068)     (74,488)      (129,842)


Net realized gains and losses on Available-for-Sale securities, using the specific identification method, were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                  $    933       $ 6,409       $4,208
Gross realized investment losses                                     (148)       (1,030)        (487)
Other-than-temporary impairments                                  (24,898)         (326)          --


The $24.9 million of other-than-temporary impairments in 2008 primarily related to credit-related losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $0.3 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007.

At both December 31, 2008 and 2007, bonds carried at $0.3 million, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS, NET

The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                $211,974      $227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                           $210,786      $226,481
-------------------------------------------------------------------------------------------------


Commercial mortgage loans are first mortgages on real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    37

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

At December 31, 2008 and 2007, none of RiverSource Life of NY's commercial mortgage loans were impaired. RiverSource Life of NY did not recognize any interest income related to impaired commercial mortgage loans for the years ended December 31, 2008, 2007 and 2006, respectively.

The balances of and changes in the allowance for loan losses were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $1,188        $ 2,718       $3,218
Provision for commercial mortgage loan losses                         --         (1,530)          --
Foreclosures, write-offs and loan sales                               --             --         (500)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $1,188        $ 1,188       $2,718
-------------------------------------------------------------------------------------------------------


Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
                                                                        ON-BALANCE    ON-BALANCE
                                                                           SHEET         SHEET
-------------------------------------------------------------------------------------------------
Atlantic                                                                 $ 66,425      $ 70,532
North Central                                                              48,748        52,557
Mountain                                                                   32,696        36,586
Pacific                                                                    29,605        30,437
New England                                                                17,295        19,815
South Central                                                              17,205        17,742
-------------------------------------------------------------------------------------------------
                                                                          211,974       227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $210,786      $226,481
-------------------------------------------------------------------------------------------------


Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
                                                                        ON-BALANCE    ON-BALANCE
                                                                           SHEET         SHEET
-------------------------------------------------------------------------------------------------
Shopping centers and retail                                              $ 56,107      $ 60,463
Industrial buildings                                                       52,424        57,079
Office buildings                                                           46,632        52,377
Apartments                                                                 31,102        33,230
Medical buildings                                                          11,120        11,553
Hotels and motels                                                           4,737         4,949
Mixed use                                                                   4,247         2,244
Other                                                                       5,605         5,774
-------------------------------------------------------------------------------------------------
                                                                          211,974       227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $210,786      $226,481
-------------------------------------------------------------------------------------------------


Commitments to fund commercial mortgages were made in the ordinary course of business. There were no outstanding mortgage loan funding commitments at December 31, 2008 and 2007.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $76,456      $ 84,542      $100,519
Income on commercial mortgage loans                                12,990        14,564        15,396
Trading securities                                                  6,371        11,403         4,632
-------------------------------------------------------------------------------------------------------
                                                                   95,817       110,509       120,547
Less: Investment expenses                                           1,396         1,319         1,405
-------------------------------------------------------------------------------------------------------
  Total                                                           $94,421      $109,190      $119,142
-------------------------------------------------------------------------------------------------------




 38    RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                 $(24,113)      $5,053        $3,721
Commercial mortgage loans                                              --           --           215
Cash and cash equivalents                                              (4)          --            --
Reduction in the allowance for loan losses                             --        1,530            --
-------------------------------------------------------------------------------------------------------
  Total                                                          $(24,117)      $6,583        $3,936
-------------------------------------------------------------------------------------------------------


5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS
During the third quarter of 2008, RiverSource Life of NY completed the annual detailed review of valuation assumptions. In addition, during the third quarter of 2008, RiverSource Life of NY converted to a new industry standard valuation system that provides enhanced modeling capabilities. The net impact in the third quarter of these items was a $1.4 million benefit to the Statements of Operations which included a $0.1 million benefit to premiums, $3.1 million benefit to policy and contract charges, a $2.9 million benefit to benefits, claims, losses and settlement expenses, a $3.0 million expense to amortization of DAC and a $1.7 million expense to other insurance and operating expenses.

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $234,561      $241,568      $230,270
Cumulative effect of accounting change                              1,970       (13,939)           --
Capitalization of acquisition costs                                28,784        34,491        32,713
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                            (38,554)      (25,438)      (25,259)
Amortization, impact of valuation assumptions review and
valuation system conversion                                        (3,000)       (2,600)        1,000
Impact of change in net unrealized securities losses               18,794           479         2,844
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $242,555      $234,561      $241,568
-------------------------------------------------------------------------------------------------------


The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $19,447       $15,658       $11,554
Cumulative effect of accounting change                                553          (496)           --
Capitalization of sales inducements                                 4,802         6,266         6,073
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                             (2,691)       (2,046)       (2,196)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           100            --            --
Impact of change in net unrealized securities losses                1,597            65           227
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $23,808       $19,447       $15,658
-------------------------------------------------------------------------------------------------------


Effective January 1, 2008, RiverSource Life of NY adopted SFAS 157 and recorded as a cumulative change in accounting principle a pretax increase of $2.0 million and $0.5 million to DAC and DSIC, respectively. See Note 3 and Note 9 for additional information regarding SFAS 157.

Effective January 1, 2007, RiverSource Life of NY adopted SOP 05-1 and recorded as a cumulative change in accounting principle a pretax reduction of $13.9 million and $0.5 million to DAC and DSIC, respectively.

6. REINSURANCE
Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life of NY typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life of NY is $1.5 million (increased from $750,000 during 2008) on any policy insuring a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life of NY for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").


                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    39

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In addition, RiverSource Life of NY assumes life insurance risk under reinsurance arrangements with unaffiliated insurance companies.

RiverSource Life of NY retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of DI written on any one individual. RiverSource Life of NY also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2008, 2007 and 2006, traditional life and universal life insurance in force aggregated $10.8 billion, $10.3 billion and $9.6 billion, respectively, of which $6.2 billion, $5.4 billion and $4.5 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks under LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Direct premiums                                                   $36,279       $33,729       $32,764
Reinsurance ceded                                                  (8,076)       (6,925)       (5,661)
-------------------------------------------------------------------------------------------------------
Net premiums                                                      $28,203       $26,804       $27,103
-------------------------------------------------------------------------------------------------------


Policy and contract charges are presented on the Statements of Operations net of $2.9 million, $3.5 million and $3.3 million of reinsurance ceded for the years ended December 31, 2008, 2007 and 2006, respectively.

Reinsurance recovered from reinsurers amounted to $4.1 million, $2.7 million and $3.1 million, for the years ended December 31, 2008, 2007 and 2006, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $47.9 million and $40.3 million related to reinsurance of LTC from risk ceded to Genworth as of December 31, 2008 and 2007, respectively. Included in future policy benefits is $5.4 million and $3.9 million related to assumed reinsurance arrangements as of December 31, 2008 and 2007, respectively.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES
Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,056,580    $1,108,670
Variable annuities fixed sub-accounts                                      293,301       294,532
Variable annuity GMWB                                                       75,843         6,308
Variable annuity GMAB                                                       18,796         1,651
Other variable annuity guarantees                                            2,891         1,178
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,447,411     1,412,339
Variable universal life ("VUL")/ universal life ("UL") insurance           151,359       149,456
Other life, DI and LTC insurance                                           236,088       213,937
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,834,858     1,775,732
Policy claims and other policyholders' funds                                 8,340         6,460
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,843,198    $1,782,192
-------------------------------------------------------------------------------------------------


Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $2,015,275    $2,736,820
VUL insurance variable sub-accounts                                        231,899       349,240
Other insurance variable sub-accounts                                          847         1,168
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                    $2,248,021    $3,087,228
-------------------------------------------------------------------------------------------------


Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.


 40    RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life of NY previously offered contracts with GMIB provisions. See
Note 2 and Note 8 for additional information regarding RiverSource Life of NY's variable annuity guarantees. RiverSource Life of NY does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 13 for additional information regarding derivative instruments used to hedge GMWB and GMAB risk.

Insurance Liabilities
VUL and UL insurance is the largest group of insurance policies written by RiverSource Life of NY. Purchasers of VUL insurance products can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL insurance products are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers LTC products but has inforce policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. VARIABLE ANNUITY AND INSURANCE GUARANTEES
The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions. See Note 2 and Note 7 for additional information regarding the liabilities related to variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. RiverSource Life of NY has three primary GMDB provisions:

- RETURN OF PREMIUM -- provides purchase payments minus adjusted partial surrenders.

- RESET -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered on new contracts.

- RATCHET -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the contractholder can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives contractholders a choice to withdraw 6% per year for the life of the contractholder ("GMWB for life") or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life of NY added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the contractholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    41

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Certain universal life contracts offered by RiverSource Life of NY provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities:

                                                        DECEMBER 31, 2008                            DECEMBER 31, 2007
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                      WEIGHTED                      CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET          AVERAGE         TOTAL        VALUE IN
BENEFIT TYPE (1)                      CONTRACT       SEPARATE        AMOUNT        ATTAINED       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)         AGE           VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of Premium                  $1,066,416     $  981,665      $242,846          61         $1,184,219     $1,109,067
  Six-Year Reset                        799,245        623,034       160,868          61          1,304,566      1,116,139
  One-Year Ratchet                      288,479        262,310       104,321          61            362,425        336,584
  Five-Year Ratchet                     109,258        103,010        29,024          60            126,796        121,470
  Other                                   2,371          2,134           447          66              3,640          3,231
---------------------------------------------------------------------------------------------------------------------------
       Total -- GMDB                 $2,265,769     $1,972,153      $537,506          61         $2,981,646     $2,686,491
---------------------------------------------------------------------------------------------------------------------------
GGU DEATH BENEFIT                    $       79     $       78      $     --          49         $      117     $      117
---------------------------------------------------------------------------------------------------------------------------
GMIB                                 $   21,731     $   19,088      $  8,721          62         $   33,422     $   30,363
---------------------------------------------------------------------------------------------------------------------------
GMWB:
  GMWB                               $  199,351     $  192,206      $ 71,371          62         $  277,403     $  268,918
  GMWB for life                         477,102        452,793       139,641          62            399,010        383,259
---------------------------------------------------------------------------------------------------------------------------
       Total -- GMWB                 $  676,453     $  644,999      $211,012          62         $  676,413     $  652,177
---------------------------------------------------------------------------------------------------------------------------
GMAB                                 $  104,241     $  100,820      $ 30,767          55         $  109,751     $  106,321
---------------------------------------------------------------------------------------------------------------------------
                                         DECEMBER 31, 2007
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE (1)                       AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of Premium                    $   882          61
  Six-Year Reset                        14,067          60
  One-Year Ratchet                       3,077          62
  Five-Year Ratchet                        346          67
  Other                                     --          65
---------------------------------------------------------------
       Total -- GMDB                   $18,372          61
---------------------------------------------------------------
GGU DEATH BENEFIT                      $    --          48
---------------------------------------------------------------
GMIB                                   $   281          60
---------------------------------------------------------------
GMWB:
  GMWB                                 $ 1,631          61
  GMWB for life                          1,702          62
---------------------------------------------------------------
       Total -- GMWB                   $ 3,333          62
---------------------------------------------------------------
GMAB                                   $   157          55
---------------------------------------------------------------


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

Changes in additional liabilities (assets) were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability (asset) balance at January 1, 2007       $1,283         $ 29         $(1,539)      $   236        $ 86
Incurred claims                                       (74)          (3)          7,847         1,415         346
Paid claims                                           (57)                          --            --          (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2007              1,152           26           6,308         1,651         429
Incurred claims                                       156          278          69,535        17,145         516
Paid claims                                         1,180           99              --            --          (2)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008             $2,488         $403         $75,843       $18,796        $943
--------------------------------------------------------------------------------------------------------------------


The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,164,193    $1,813,121
  Bond                                                                     660,964       672,624
  Other                                                                    183,181       240,871
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $2,008,338    $2,726,616
-------------------------------------------------------------------------------------------------


No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FAIR VALUES OF ASSETS AND LIABILITIES
Effective January 1, 2008, RiverSource Life of NY adopted SFAS 157, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

 42    RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
Under SFAS 157, RiverSource Life of NY categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life of NY's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life of NY uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life of NY's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life of NY's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life of NY maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS
CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. RiverSource Life of NY's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

AVAILABLE-FOR-SALE SECURITIES
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities and asset backed securities.

Through RiverSource Life of NY's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life of NY believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include: pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life of NY applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life of NY considers market observable yields for other asset classes it considers to be of similar risk which includes nonperformance and liquidity for individual securities to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

In 2008, $11.9 million of prime non-agency residential mortgage backed securities were transferred from Level 2 to Level 3 of the fair value hierarchy because management believes the market for these prime quality assets is now inactive. The loss recognized on these assets during the fourth quarter of 2008 was $3.7 million which was included in other comprehensive loss.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    43

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

SEPARATE ACCOUNT ASSETS
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

DERIVATIVES
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that are used by RiverSource Life of NY to hedge its exposure to market risk related to certain variable annuity riders are classified as Level 3.

LIABILITIES
EMBEDDED DERIVATIVES -- VARIABLE ANNUITY RIDERS -- GUARANTEED MINIMUM ACCUMULATION BENEFIT AND GUARANTEED
MINIMUM WITHDRAWAL BENEFIT
RiverSource Life of NY values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk, and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life of NY believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life of NY's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale:
     Fixed maturities                                     $1,704      $1,154,573     $122,748     $1,279,025
  Trading securities                                          87              --           --             87
  Cash equivalents                                         3,800         192,086           --        195,886
  Other assets                                                --          51,345          137         51,482
  Separate account assets                                     --       2,248,021           --      2,248,021
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $5,591      $3,646,025     $122,885     $3,774,501
-------------------------------------------------------------------------------------------------------------

Liabilities
  Future policy benefits                                  $   --      $       --     $ 94,465     $   94,465
  Other liabilities                                           --           5,751           --          5,751
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $    5,751     $ 94,465     $  100,216
-------------------------------------------------------------------------------------------------------------


The following table provides a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2008:

                                                                AVAILABLE-
                                                                 FOR-SALE
                                                                SECURITIES:                   FUTURE
                                                                   FIXED         OTHER        POLICY
(IN THOUSANDS)                                                  MATURITIES      ASSETS       BENEFITS
-------------------------------------------------------------------------------------------------------
Balance, January 1                                               $100,504      $ 15,054      $ (6,157)
  Total gains (losses) included in:
     Net income (loss)                                             (3,121)(1)       895 (2)   (84,958)(2)
     Other comprehensive loss                                     (27,815)           --            --
  Purchases, sales, issuances and settlements, net                 41,318       (15,812)       (3,350)
  Transfers into Level 3                                           11,862 (3)        --            --
-------------------------------------------------------------------------------------------------------
Balance, December 31                                             $122,748      $    137      $(94,465)
-------------------------------------------------------------------------------------------------------
Change in unrealized gains (losses) included in net income
  relating to assets and liabilities held at December 31         $ (1,121)(4)  $     --      $(84,618)(2)
-------------------------------------------------------------------------------------------------------


(1) Represents a $3.9 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.


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RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

(4) Represents a $2.0 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.

During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2008 and 2007, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values of financial instruments:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                         $210,186      $192,896     $  226,481    $  223,045
  Policy loans                                             36,222        39,059         35,734        35,734

FINANCIAL LIABILITIES
  Future policy benefits                                 $968,966      $915,297     $1,308,317    $1,281,504
  Separate account liabilities                              6,182         6,182         10,020        10,020


COMMERCIAL MORTGAGE LOANS, NET
The fair value of commercial mortgage loans, except those with significant credit deterioration is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life of NY's estimate of the amount recoverable on the loan.

POLICY LOANS
The fair value of policy loans has been determined using discounted cash flows.

FUTURE POLICY BENEFITS
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life of NY's non-performance risk specific to these liabilities. The fair value of fixed annuities, in payout status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for expense margin and RiverSource Life of NY's non-performance risk specific to these liabilities. The fair value of variable annuity fixed sub-accounts classified as investment contracts is determined by discounting cash flows adjusted for policyholder behavior and RiverSource Life of NY's non-performance risk specific to these liabilities.

SEPARATE ACCOUNT LIABILITIES
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life of NY. A non-performance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize non-performance risk.

10. RELATED PARTY TRANSACTIONS
RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the years ended December 31, 2008, 2007 and 2006, RiverSource Life of NY received $7.2 million, $3.7 million and $3.6 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life of NY.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    45

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life of NY's share of the total net periodic pension cost was approximately $144 thousand, $90 thousand and $98 thousand for each of the years ended December 31, 2008, 2007 and 2006, respectively.

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $96 thousand in 2008, $83 thousand in 2007 and $78 thousand in 2006.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2008, 2007 and 2006 were $36 thousand, $144 thousand and $143 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2008, 2007 and 2006, which are calculated on the basis of commission earnings of the individual financial advisors, were $6 thousand, $11 thousand and $16 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life of NY for use of joint facilities, technology support, marketing services and other services aggregated $42.2 million, $32.3 million and $26.1 million for 2008, 2007 and 2006, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

During 2008, 2007 and 2006, RiverSource Life of NY paid cash dividends of $77 million, $83 million and $25 million, respectively, to RiverSource Life Insurance Company. A portion of the 2007 dividends was considered extraordinary and was paid only after making the required advance notice to the New York State Insurance Department, RiverSource Life of NY's primary state regulator.

Included in other assets at December 31, 2008 is a $7.0 million receivable from RiverSource Life for federal income taxes and included in other liabilities at December 31, 2007 is a $5.8 million payable to RiverSource Life for federal income taxes.

11. STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. Due to the statutory net loss from operations in 2008, any dividend in 2009 would be subject to the pre-notifications requirements. RiverSource Life of NY's statutory unassigned surplus aggregated $106.2 million and $164.5 million as of December 31, 2008 and 2007, respectively.

Statutory net gain (loss) from operations and net income (loss) for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Statutory net gain (loss) from operations                        $(36,116)     $ 33,925      $ 61,735
Statutory net income (loss)                                       (34,045)       43,164        63,001
Statutory surplus                                                 213,625       281,414       329,528
Statutory capital and surplus                                     215,625       283,414       331,528


12. INCOME TAXES
RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.


 46    RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The components of income tax provision (benefit) on pretax income (loss) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                        $ 10,816       $16,760       $15,395
  State                                                             2,405         1,056         2,685
-------------------------------------------------------------------------------------------------------
Total current income tax                                           13,221        17,816        18,080
Deferred federal income tax                                       (22,571)        1,184         4,877
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                   $ (9,350)      $19,000       $22,957
-------------------------------------------------------------------------------------------------------


The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2008          2007          2006
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                           26.2         (7.9)         (4.2)
  State taxes, net of federal benefit                              (10.2)         1.1           2.5
  Taxes applicable to prior years                                    3.9          3.8           0.6
  Foreign tax credit, net of addback                                 6.2         (1.1)         (0.6)
  Other                                                             (0.1)          --            --
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                      61.0%        30.9%         33.3%
-------------------------------------------------------------------------------------------------------


RiverSource Life of NY's effective tax rate was 61.0% and 30.9% for the years ended December 31, 2008 and 2007, respectively. The increase in the effective tax rate was primarily due to a pretax loss in relation to a net tax benefit for 2008 compared to pretax income for 2007.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 78,571      $ 51,603
  Net unrealized losses on Available-for Sale securities                   34,270         5,543
  Other                                                                     3,029         2,497
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                          115,870        59,643
Deferred income tax liabilities:
  DAC                                                                      60,531        65,262
  Investment related                                                        9,156            50
  DSIC                                                                      7,670         6,703
  Other                                                                        --         1,481
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      77,357        73,496
-------------------------------------------------------------------------------------------------
Net deferred income tax assets (liabilities)                             $ 38,513      $(13,853)
-------------------------------------------------------------------------------------------------


RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

Additionally, RiverSource Life of NY has a foreign tax credit carryforward of $735 thousand which expires on December 31, 2017. Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2008 and 2007.

Effective January 1, 2007, RiverSource Life of NY adopted the provisions of FIN
48. The amount RiverSource Life of NY recognized as a result of the implementation of FIN 48 was not material.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    47

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                                     2008
-------------------------------------------------------------------------------------------
Balance at December 31, 2007                                                      $ 3,481
Reductions based on tax positions related to the current year                      (7,720)
Additions for tax positions of prior years                                          4,844
Reductions for tax positions of prior years                                        (2,751)
-------------------------------------------------------------------------------------------
Balance at December 31, 2008                                                      $(2,146)
-------------------------------------------------------------------------------------------


If recognized, approximately $2.0 and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life of NY recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life of NY recognized a net reduction of $388 thousand in interest and penalties for the year ended December 31, 2008. RiverSource Life of NY had a $129 thousand receivable and a $259 thousand liability for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life of NY files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life of NY is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return completed its field examination of the RiverSource Life of NY's income tax returns for 1997 through 2002 during 2008. However, for federal income tax purposes, these years continue to remain open as consequence of certain issues under appeal. The IRS continued its examination of 2003 through 2004 which is expected to be completed during 2009. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life of NY's U.S. income tax returns for 2005 through 2007.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life of NY receives. Management believes that it is likely that any such regulations would apply prospectively only.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life's consolidated income tax return.

The items comprising other comprehensive income (loss) in the Statements of Shareholder's Equity include securities, DAC and DSIC and are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                         $(28,726)       $523         $(5,950)


13. DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable RiverSource Life of NY to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life of NY does not engage in any derivative instrument trading activities.


 48    RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table presents a summary of the notional amount and the current fair value of derivative instruments held at:

                                                                           DECEMBER 31,
                                        ----------------------------------------------------------------------------------
                                                          2008                                      2007
--------------------------------------------------------------------------------------------------------------------------
                                          NOTIONAL            FAIR VALUE            NOTIONAL            FAIR VALUE
(IN THOUSANDS)                             AMOUNT         ASSET       LIABILITY      AMOUNT         ASSET       LIABILITY
--------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                       $ 56,000       $15,981       $    --      $113,000       $ 3,546       $(2,960)
Purchased equity options                   386,578        35,364        (5,751)      296,521        20,489        (2,153)
Equity futures purchased(1)                     --            --            --         1,108            --            --
Equity futures sold(1)                      59,407            --            --        15,511            --            --
--------------------------------------------------------------------------------------------------------------------------
  Total(2)                                $501,985       $51,345       $(5,751)     $426,140       $24,035       $(5,113)
--------------------------------------------------------------------------------------------------------------------------


(1) Equity futures have no recorded value as they are cash settled daily.
(2) The above table does not include certain embedded derivatives.

The derivative instruments in the above table hedge RiverSource Life of NY's GMWB and GMAB annuities.

See Note 9 for additional information regarding RiverSource Life of NY's fair value measurement of derivative instruments.

Derivatives Not Designated as Hedges
RiverSource Life of NY holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of variable annuity guaranteed benefits.

Certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life of NY economically hedges the exposure related to GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2008, the remaining payments RiverSource Life of NY is scheduled to make for these options total $34 million through June 31, 2023.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. The fair value of embedded derivatives for annuity related products is included in future policy benefits. The changes in fair values of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

Credit Risk
Credit risk associated with RiverSource Life of NY's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life of NY may, from time to time, enter into master netting arrangements and collateral arrangements wherever practical. At December 31, 2008 and 2007, RiverSource Life of NY accepted collateral consisting primarily of cash of $38.4 million and $1.5 million, respectively, from counterparties. In addition, as of December 31, 2008, RiverSource Life of NY provided collateral consisting primarily of cash of $31.0 million and $1.1 million, respectively, to counterparties. As of December 31, 2008, RiverSource Life of NY's maximum credit exposure to derivative transactions after considering netting arrangements with counterparties and collateral arrangements was approximately $8.5 million.

14. COMMITMENTS AND CONTINGENCIES
At December 31, 2008 and 2007, RiverSource Life of NY had no material commitments to purchase investments.

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2008, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is

                                        RIVERSOURCE OF NEW YORK ACCOUNT 4    49

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

15. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

Net Income

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements         $ (5,964)      $42,496       $45,990
Deferred acquisition costs (GAAP item)                             12,770        (6,453)       (8,454)
Deferred sales inducement costs (GAAP item)                        (2,211)       (4,220)       (3,877)
Deferred income tax expense( )(GAAP item)                         (22,571)        1,184         4,877
Change in future policy benefits(1)                                32,034        (1,342)        8,561
Current income tax expense(1)                                      11,939            --            --
Net investment income(1)                                             (619)       (4,871)           18
Change in separate account liabilities(1)                         (19,887)       19,189        17,774
Mark-to-market on derivatives(2)                                  (40,691)          177            --
Interest maintenance reserves transfer, net of amortization
(statutory item)                                                    1,507        (1,941)         (557)
Other, net(1)                                                        (352)       (1,055)       (1,331)
-------------------------------------------------------------------------------------------------------
Statutory-basis net income (loss)                                $(34,045)      $43,164       $63,001
-------------------------------------------------------------------------------------------------------


(1) Represents valuation differences between GAAP and statutory income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

The following table is a reconciliation of statutory-basis net income (loss) as previously reported to the New York Department of Insurance in the Annual Statement to the statutory-basis net income (loss) reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss) as previously reported in the Annual
Statement                                                                         $34,027
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss), adjusted                                       $43,164
-------------------------------------------------------------------------------------------


Shareholder's Equity

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements      $ 281,965     $ 420,247     $ 468,990
Net unrealized gains and losses on Available-for-Sale
investments (GAAP item)                                            124,156        19,398        20,651
Prepaid reinsurance (GAAP item)                                    (11,234)       (6,221)       (4,922)
Deferred sales inducements costs (GAAP item)                       (23,808)      (19,447)      (15,658)
Deferred acquisition costs (GAAP item)                            (242,555)     (234,561)     (241,568)
Future policy benefits(1)                                           35,845         1,632         5,832
Current income taxes, net(1)                                        11,939            --            --
Deferred income taxes, net(1)                                       (3,977)       45,272        46,869
Separate account liability adjustment (statutory item)              87,852       107,739        94,387
Asset valuation reserve (statutory item)                           (13,468)      (13,891)      (16,631)
Non-admitted assets (statutory item)                               (27,781)      (27,088)      (24,089)
Other, net(1)                                                       (3,309)       (9,666)       (2,333)
-------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                              $ 215,625     $ 283,414     $ 331,528
-------------------------------------------------------------------------------------------------------


(1) Represents valuation differences between GAAP and statutory balance sheet amounts.

The following table is a reconciliation of statutory-basis capital and surplus as previously reported to the New York Department of Insurance in the Annual Statement to the statutory-basis capital and surplus reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus as reported in the Annual Statement          $274,277
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, adjusted                                    $283,414
-------------------------------------------------------------------------------------------




 50    RIVERSOURCE OF NEW YORK ACCOUNT 4

S-6336 G (5/09)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial Statements included in Part B of this Registration Statement.

     RiverSource Life of New York Account 4:

          Report of Independent Registered Public Accounting Firm dated
          April 24, 2009.
          Statements of Assets and Liabilities at Dec. 31, 2008.
          Statements of Operations for the year ended Dec. 31, 2008. Statements of Changes in Net Assets for the year ended Dec. 31, 2008 and year ended Dec. 31, 2007.
          Notes to Financial Statements.

     RiverSource Life Insurance Co. of New York:

          Report of Independent Registered Public Accounting Firm dated March 27, 2009.
          Balance Sheets at Dec. 31, 2008 and 2007.
          Statements of Income for the years ended Dec. 31, 2008, 2007, and 2006.
          Statements of Cash Flows for the years ended Dec. 31, 2008, 2007, and 2006.
          Statements of Stockholder's Equity for the years ended Dec. 31, 2008, 2007, and 2006.
          Notes to Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York dated November 12, 1981, filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.2 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York establishing Account 9 on Feb. 12, 1986, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life Insurance Company of New York establishing Accounts 10 and 11 on Oct. 8, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 12, 13 and 14 on April 17, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 13 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.5 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 15, 16, 17, 18 and 19 on March 29, 2001 is filed electronically as Exhibit 1.5 to Post- Effective Amendment No. 18 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

1.7 Unanimous Consent in Writing effective Jan. 2, 2007 of the Board of Directors of IDS Life Insurance Company of New York (now known as RiverSource Life Insurance Co. of New York) renaming IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19 to the new
     name RiverSource of New York Account 4 filed electronically as Exhibit 1.7 to Post-Effective Amendment No. 25 to Registration Statement No. 33-4174 is incorporated herein by reference.

2.   Not applicable.

3.1 Form of Variable Annuity and Life Insurance Distribution Agreement, filed electronically as Exhibit 3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

3.2 Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1 Copy of form of Qualified Deferred Annuity Contract (form 39192), filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.2 Copy of form of Non-Qualified Deferred Annuity Contract (form 39191), filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.3 Copy of form of Deferred Annuity Contract (IRA) (form 39192 IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.4 Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

5.   Copy of Form of Application for IDS Flexible Annuity Contract of New

     York, filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributors LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.25 to Post-Effective Amendment No. 23 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3 Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
     8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm, filed electronically herewith.

11.  None.

12.  Not applicable.

13.  Power of Attorney dated October 22, 2008, filed electronically herewith as
     Exhibit 13 to Post-Effective Amendment No. 27 to Registration Statement No. 33-4174.


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765 Ameriprise Financial Center          Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 Ameriprise Financial Center           Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                       Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Richard N. Bush                                                                Senior Vice President - Corporate Tax

Robert R. Grew                        Carter, Ledyard & Milburn                Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Martin T. Griffin                    172 Ameriprise Financial Center           Director
                                     Minneapolis, MN 55474

Ronald L. Guzior                      Bollam, Sheedy, Torani                   Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Lorraine R. Hart                      257 Ameriprise Financial Center          Vice President - Investments
                                      Minneapolis, MN  55474

Gregory C. Johnson                                                             Director


Paul R. Johnston                      50605 Ameriprise Financial Center        Secretary
                                      Minneapolis, MN 55474

Michelle M. Keeley                    257 Ameriprise Financial Center          Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                        Director
                                      Livingston, MT 59047

Eric L. Marhoun                                                                 Assistant General Counsel

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Jeryl A. Millner                      138 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Mary Ellyn Minenko                    50607 Ameriprise Financial Center         Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                      264 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474
Thomas V. Nicolosi                    Ameriprise Financial Services Inc.        Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Julie A. Ruether                                                               Chief Compliance Officer

Heather M. Somers                                                              General Counsel and Assistant Secretary

David K. Stewart                                                               Vice President and Controller

Beth E. Weimer                                                                 Chief Compliance Officer for
                                                                               Insurance Special Accounts

Michael R. Woodward                   32 Ellicot St                            Director
                                      Suite 100
                                      Batavia, NY  14020

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                           Jurisdiction of
Name of Subsidiary                                                          Incorporation
------------------                                                         ---------------
Advisory Capital Strategies Group Inc.                                     Minnesota
AEXP Affordable Housing LLC                                                Delaware
American Enterprise Investment Services Inc.                               Minnesota
American Express Property Casualty Insurance Agency of Pennsylvania,Inc.   Pennsylvania
Ameriprise Advisor Services, Inc.                                          Michigan
Ameriprise Auto & Home Insurance Agency, Inc.                              Wisconsin
Ameriprise Bank, FSB                                                       USA
Ameriprise Captive Insurance Company                                       Vermont
Ameriprise Capital Trusts I-IV                                             Delaware
Ameriprise Certificate Company                                             Delaware
Ameriprise Financial Services,Inc.                                         Delaware
Ameriprise Holdings, Inc.                                                  Delaware
Ameriprise India Private Ltd.                                              India
Ameriprise Insurance Agency of Massachusetts, Inc.                         Massachusetts
Ameriprise Insurance Agency                                                Wisconsin
Ameriprise Trust Company                                                   Minnesota
AMPF Holding Corporation                                                   Michigan
AMPF Property Corporation                                                  Michigan
AMPF Realty Corporation                                                    Michigan
Brecek & Young Advisors, Inc.                                              California
Brecek & Young Financial Group Insurance Agency of Texas, Inc.             Texas
Brecek & Young Financial Services Group of Montana, Inc.                   Montana
Boston Equity General Partner LLC                                          Delaware
4230 W. Green Oaks, Inc.                                                   Michigan
IDS Capital Holdings Inc.                                                  Minnesota
IDS Futures Corporation                                                    Minnesota
IDS Management Corporation                                                 Minnesota
IDS Property Casualty Insurance Company                                    Wisconsin
Investors Syndicate Development Corporation                                Nevada
J. & W. Seligman & Co. Incorporated                                        New York
Kenwood Capital Management LLC (47.7% owned)                               Delaware
Realty Assets Inc.                                                         Nebraska
RiverSource CDO Seed Investments, LLC                                      Minnesota
RiverSource Distributors,Inc.                                              Delaware
RiverSource Fund Distributors, Inc.                                        Delaware
RiverSource Investments,LLC                                                Minnesota
RiverSource Life Insurance Company                                         Minnesota
RiverSource Life Insurance Co. of New York                                 New York
RiverSource REO 1, LLC                                                     Minnesota
RiverSource Service Corporation                                            Minnesota
RiverSource Services, Inc.                                                 Delaware
RiverSource Tax Advantaged Investments, Inc.                               Delaware
Securities America Advisors,Inc.                                           Nebraska
Securities America Financial Corporation                                   Nebraska
Securities America, Inc.                                                   Nebraska
Seligman Asia, Inc.                                                        Delaware
Seligman Focus Partners LLC                                                Delaware



Seligman Health Partners LLC                                               Delaware
Seligman Health Plus Partners LLC                                          Delaware
Seligman Partners LLC                                                      Delaware
Threadneedle Asset Management Holdings SARL                                England

Item 27. Number of Contractowners

     On March 31, 2009, there were 4,279 qualified contracts and 3,300 non-qualified contracts in RiverSource of New York Account 4 for RiverSource Flexible Annuity.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and Chief Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President - Strategic Transformation
Jeffrey McGregor                       President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and Chief Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474


Item 29 (c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                    NET UNDERWRITING
NAME OF PRINCIPAL      DISCOUNT AND     COMPENSATION
UNDERWRITER            COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
-----------------   ----------------   -------------   -----------   -----------
RiverSource            $22,750,353          None           None          None
Distributors,
Inc.

Item 30. Location of Accounts and Records

     RiverSource Life Insurance Co. of New York
     20 Madison Avenue Extension
     Albany, NY  12203

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life of New York Contract Owner Service at the address or phone number listed in the prospectus.

     (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
          1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

     (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2009.

                                        RiverSource of New York Account 4
                                        (Registrant)

                                        By RiverSource Life Insurance Co.
                                        of New York
                                        (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2009.


/s/ Gumer C. Alvero*                    Director and Senior Vice President -
-------------------------------------   Annuities
Gumer C. Alvero


/s/ Lori J. Arrell*                     Director
-------------------------------------
Lori J. Arrell


/s/ Timothy V. Bechtold*                Director, President and Chief
-------------------------------------   Executive Officer
Timothy V. Bechtold                     (Chief Executive Officer)


/s/ Maureen A. Buckley*                 Director, Vice President, Chief
-------------------------------------   Operating Officer, Consumer Affairs
Maureen A. Buckley                      Officer, Claims Officer and Anti-Money
                                        Laundering Officer


/s/ Rodney P. Burwell*                  Director
-------------------------------------
Rodney P. Burwell


/s/ Richard N. Bush*                    Senior Vice President - Corporate Tax
-------------------------------------
Richard N. Bush


/s/ Robert R. Grew*                     Director
-------------------------------------
Robert R. Grew


/s/ Ronald L. Guzior*                   Director
-------------------------------------
Ronald L. Guzior


/s/ Jean B. Keffeler*                   Director
-------------------------------------
Jean B. Keffeler


/s/ Thomas R. McBurney*                 Director
-------------------------------------
Thomas R. McBurney


/s/ Jeffrey McGregor*                   Director
-------------------------------------
Jeffrey McGregor


/s/ Jeryl A. Millner*                   Director
-------------------------------------
Jeryl A. Millner


/s/ Thomas V. Nicolosi*                 Director
-------------------------------------
Thomas V. Nicolosi

/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Financial Officer)
David K. Stewart                        (Principal Accounting Officer)


/s/ Michael R. Woodward*                Director
-------------------------------------
Michael R. Woodward

* Signed pursuant to Power of Attorney dated October 22, 2008, filed electronically as Exhibit 13 to Post-Effective Amendment No. 27 to Registration Statement No. 33-4174,


by: /s/  Dixie Carroll
    ---------------------------------
    Dixie Carroll
    Assistant General Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 27

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

        The prospectus.

Part B.

        Statement of Additional Information.

        Financial Statements.

Part C.

        Other Information.

        The signatures.

Exhibits.

                                  EXHIBIT INDEX

9. Opinion of counsel and consent to its use as to the legality of the ecurities being registered.

10.  Consent of Independent Registered Public Accounting Firm.

13. Power of Attorney for RiverSource Life Insurance Co. of New York dated October 22, 2008.